ANNUAL
.................................................................................

                                FINANCIAL REPORT
.................................................................................

                                STI CLASSIC FUNDS
.................................................................................

                            A Family of Mutual Funds
.................................................................................

                         PRIME QUALITY MONEY MARKET FUND

                          TAX-EXEMPT MONEY MARKET FUND

                  U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

                         U.S. TREASURY MONEY MARKET FUND

                       VIRGINIA TAX-FREE MONEY MARKET FUND


                                  May 31, 2002

                        [STI Classic Funds Logo Omitted]

                                  [Blank Page]

Dear Valued STI Classic Funds' Shareholder:

The twelve-month period ended May 31, 2002, corresponding to the fiscal year of the STI Classic Funds, was marked by several significant events. Most important was the September 11 Attack on America. The human toll of that tragedy was of course immeasurable. For the financial markets, the attack hastened an end to the recession, as the Federal Reserve lowered interest rates dramatically and provided huge amounts of liquidity. The shift in interest rates meant that longer-term bonds had very satisfactory returns, but the yield on money market funds plummeted. The equity markets initially sold off but then regained ground in a dramatic recovery as consumer spending remained largely intact. After high volatility in both bonds and stocks during Q4-2001, bond prices flattened out after the first of the year and equity prices saw another corrective phase. Thus it was a period of considerable fluctuation and uncertainty, in contrast to the generally benign environment from 1992-1999, which was the longest bull market for stocks in history.

Investment returns in the financial markets were varied during this turbulent 12-month period. Even so, there were distinct opportunities to earn attractive returns. Moreover, investors who chose a balanced diversification strategy utilizing quality bonds and smaller cap stocks were able to come through the year with minimal damage. Illustrating this point, the bellwether equity indices were weak. For the 12 months ended May 31, the S&P 500 Composite Index, which tracks larger companies, declined -13.8% on a total return basis, while the Dow Jones Industrial Average fell -9.0%. The technology-laden NASDAQ was much worse, with a return of -23.4%. International stocks were not a haven either, as the Morgan Stanley EAFE index declined -9.6%. Cash equivalents such as money market funds were more stable, but hardly lucrative given 12 month returns of +2.1%. On the positive side, small cap stocks were exceptional as the S&P 600 Smallcap Index rose +9.6% and the S&P 400 Midcap Index was modestly positive at +2.4%. Longer maturity bonds did well as shown by the +7.8% return of the Lehman Government Credit Index. In general, value stocks did better, and small was better; the Russell 2000 Value was the best performing well recognized index with its +15.4% increase.

Looking at the performance of the STI Classic Funds, it was a challenging year, but for the most part, very successful. In the Equity funds segment, our value oriented funds, which include the Value Income Stock Fund, the Growth and Income Fund and Small Cap Value Fund, all had excellent results. The Balanced Fund, which invests in a combination of growth equities and quality bonds, also had very good performance within its Lipper peer group. Our Small Cap Growth Stock Fund did extremely well within its peer group and small growth benchmarks. Finally, the large cap oriented Capital Appreciation and International Equity Funds were not immune to weakness but both exceeded their index benchmarks and did well versus peer group competitors. Another bright spot was the STI Classic municipal bond funds; they produced investment returns in a range of 5.2% to 5.6% and were strong in their peer categories; particularly notable was the Investment Grade Tax-Exempt Bond Fund. Less favorable results were posted by STI Classic taxable bond funds. Several of these funds have traditionally invested a meaningful portion of assets in investment-grade corporate bonds. This area of the bond market bore the brunt of the recession and numerous major issuers were stressed by the environment. Despite the setbacks encountered, investors in corporate debt have historically earned very attractive returns when undervalued holdings snap back strongly during economic recoveries. Thus, our bond managers remain positively committed to this strategy in the expectation of being amply rewarded over the next couple of years.

Looking forward, the environment seems weighted with ominous uncertainty, but this has been the case in many prior cycles including the bear markets of 1973-74, 1980, 1987 and 1990-91. Investors seem most acutely concerned about additional terrorist events, corporate governance issues, and the quality of company profits. Obviously no period in investment history has been free of risk, and now is no different. That said, the fact that strong measures are being taken against both ideological terrorism and "corporate accounting terror" means the issues are out in the open, with the possibility of being less bad than worst-case fears. In last year's Annual Report, we warned against having overly optimistic expectations for stock returns, and suggested that a period of below-normal gains was likely in the aftermath of the 1990's boom. That process now seems well underway and the excesses have been significantly corrected with the bursting of the technology stock market bubble and the poor equity returns over the past year. The stock market at approximately 19X twelve-month forward estimated earnings looks reasonably valued. Worth remembering is that the ingredients for a stock market recovery are still in place: modest inflation, very low interest rates, an economy which is on a moderate growth recovery path, benign central bank monetary policy, and a cyclical rebound in corporate profits. Typically some event-unforeseeable now-sparks a return of investor confidence. Thus, we remain reasonably optimistic about the prospects for at least moderate gains from equities over the next year. We are more cautious on the prognosis for bonds. Bond investors face several challenges, including the possibility of a weaker U.S. dollar, incremental government spending on domestic and international security, the likelihood that inflation is already as good as it is going to get, and the impact of an economic rebound on liquidity and monetary policy. Thus, we have gone to a more neutral maturity structure in fixed income funds, while continuing to emphasize corporate and mortgage securities. Finally, with short term rates so low, money market funds seem the least attractive for investors who have a reasonable time horizon and no need for current liquidity.

The investment advisor for the STI Classic Funds, Trusco Capital Management, has many years of proven success. Integral to Trusco's favorable long-term investment performance is adherence to disciplined investment processes, a dedication to independent internal research analysis, and a strong aversion to chasing Wall Street "fads." We thank you, the STI Classic shareholders, for continued confidence in the funds we manage on your behalf.


                            Sincerely,

                            /s/Douglas S. Phillips

                            Douglas S. Phillips, CFA
                            Chief Investment Officer

                   STI CLASSIC PRIME QUALITY MONEY MARKET FUND
                   -------------------------------------------
The investment objective of the STI Classic Prime Quality Money Market Fund (the "Fund") is to provide as high a level of current income as is consistent with the preservation of capital and liquidity by investing exclusively in high quality money market instruments. The investment discipline we use in managing the Fund emphasizes adding incremental value through yield curve, sector and credit analysis. Investments are made in those sectors, credits and segments of the yield curve within the universe of money market eligible securities, which offer the most attractive risk/reward trade-off and current yield. The maturity structure and average maturity of the Fund are actively managed to maximize the yield of the Fund based on the current market rates and conditions and our market outlook.

The Federal Reserve Board continued to aggressively lower the Federal Funds Rate and the Discount Rate during the second half of 2001. The Federal Funds Rate was lowered from 6.50% at the start of 2001 to 1.75% at the end of 2001. The Fed held rates steady through May 31st of this year as the economy has staged a modest recovery.

Our outlook calls for a steady monetary policy from the Federal Reserve in the near term, as the economy attempts a rebound accompanied by very low levels of inflation. Therefore, the portfolio of the Fund has been structured to benefit from this outlook.

The Fund was able to meet its objective and was able to provide a very competitive return and yield as compared to its peer money market funds during the year ended May 31, 2002. The Fund's Trust Shares had a one-year return of 2.29% as compared to the iMoneyNet, Inc. First Tier Average of 2.05%.

                            /s/David S. Yealy

                            David S. Yealy
                            Managing Director


                    STI CLASSIC TAX-EXEMPT MONEY MARKET FUND
                    ----------------------------------------
The investment objective of the STI Classic Tax-Exempt Money Market Fund (the "Fund") is to provide as high a level of federal tax exempt current income as is consistent with the preservation of capital and liquidity by investing exclusively in high quality tax-exempt money market instruments. The investment discipline used in managing the Fund emphasizes adding incremental value through yield curve, sector and credit analysis. Investments are made in those sectors, credits and segments of the yield curve within the universe of money market eligible securities, which offer the most attractive risk and reward trade-off and current yield. The maturity structure and average maturity of the Fund are actively managed to maximize the yield of the Fund based on the current market rates and conditions and our market outlook.

During 2001, Federal Reserve Board conducted its most aggressive easing of the Federal Funds Rate and the Discount Rate to date. The Federal Reserve lowered the Funds Rate a total of eleven times bringing it to a 40 year low of 1.75%.

Our outlook calls for a steady monetary policy from the Federal Reserve in the near term, as the economy attempts a rebound accompanied by very low levels of inflation. Therefore, the portfolio of the Fund has been structured to benefit from this outlook.

The Fund was able to meet its objective and was able to provide a very competitive return and yield as compared to its peer money market funds during the year ended May 31, 2002. The Fund's Trust shares had a one-year return of 1.38% as compared to the iMoneyNet, Inc. Tax-Free Stockbroker and General Purpose Average of 1.42%.

                            /s/ Robert S. Bowman

                            Robert S. Bowman, CFA
                            Managing Director

            STI CLASSIC U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
            --------------------------------------------------------
The investment objective of the STI Classic U.S. Government Securities Money Market Fund (the "Fund") is to provide as high a level of current income as is consistent with the preservation of capital and liquidity by investing exclusively in money market eligible securities. Eligible securities include U.S. Government Agency securities and repurchase agreements collateralized by U.S. Government Agency obligations. The investment discipline used in managing the Fund emphasizes adding incremental value through yield curve analysis. The maturity structure and average maturity of the Fund are actively managed to maximize the yield of the Fund based on the current market rates and conditions and our market outlook.

During 2001, the Federal Reserve Board conducted its most aggressive easing of the Federal Funds Rate and the Discount Rate to date. The Federal Reserve lowered the Funds Rate a total of eleven times bringing it to a 40 year low of 1.75%.

Our outlook is that the Federal Reserve will maintain the funds rate at this level for the foreseeable future as inflation remains absent from the economy. With this in mind the Fund has been structured to benefit from a steady rate policy by the Federal Reserve.

The Fund was able to meet its objective and was able to provide a very competitive return and yield as compared to its peer money market funds during the year ended May 31, 2002. The Fund's Trust shares had a one-year return of 2.25% as compared to the iMoneyNet, Inc. U.S. Government & Agency Average of 2.07%.
                            /s/Robert S. Bowman

                            Robert S. Bowman, CFA
                            Managing Director

                   STI CLASSIC U.S. TREASURY MONEY MARKET FUND
                   -------------------------------------------
The investment objective of the STI Classic U.S. Treasury Money Market Fund (the "Fund") is to provide as high a level of current income as is consistent with the maintaining of liquidity by investing exclusively in money market eligible securities. Eligible securities include U.S. Treasury securities and repurchase agreements collateralized by U.S. Treasury obligations. The investment discipline we use in managing the Fund emphasizes adding incremental value through yield curve analysis. The maturity structure and average maturity of the Fund are actively managed to maximize the yield of the Fund based on the current market rates and conditions and our market outlook.

The Federal Reserve Board continued to aggressively lower the Federal Funds Rate and the Discount Rate during the second half of 2001. The Federal Funds Rate was lowered from 6.50% at the start of 2001 to 1.75% at the end of 2001. The Fed held rates steady through May 31st of this year as the economy has staged a modest recovery.

Our outlook calls for a steady monetary policy from the Federal Reserve in the near term, as the economy attempts a rebound accompanied by very low levels of inflation. Therefore, the portfolio of the Fund has been structured to benefit from this outlook.

The Fund was able to meet its objective and was able to provide a comparative return and yield as compared to its peer money market funds during the year ended May 31, 2002. The Fund's Trust Shares had a one-year return of 1.96% as compared to the iMoneyNet, Inc. U.S. Treasury & Repo Average of 2.12%.

                            /s/David S. Yealy

                            David S. Yealy
                            Managing Director
4

                 STI CLASSIC VIRGINIA TAX-FREE MONEY MARKET FUND
                 -----------------------------------------------
The investment objective of the STI Classic Virginia Tax-Free Money Market Fund (the "Fund") is to provide a high level of federal and Virginia tax exempt current income that is consistent with the preservation of capital and liquidity by investing exclusively in high quality tax-exempt money market instruments. The investment discipline used in managing the Fund emphasizes adding incremental value through yield curve, sector and credit analysis. Investments are made in those sectors, credits and segments of the yield curve within the universe of money market eligible securities, which offer the attractive balance between risk and reward and current yield. The maturity structure and average maturity of the Fund are actively managed to maximize the Fund's yield based on current market rates, conditions and outlook.

During 2001, the Federal Reserve Board conducted its most aggressive easing of the Federal Funds Rate and the Discount Rate to date. The Federal Reserve lowered the Funds Rate a total of eleven times bringing it to a 40 year low of 1.75%.

Our outlook calls for a steady monetary policy from the Federal Reserve in the near term, as the economy attempts a rebound accompanied by very low levels of inflation. Therefore, the portfolio of the Fund has been structured to benefit from this outlook.

The Fund was able to meet its objective and to provide a very competitive return and yield as compared to its peer money market funds during the year ended May 31, 2002. The Fund's Trust shares had a one-year return of 1.44% as compared to the iMoneyNet, Inc. Tax-Free Stockbroker & General Purpose Average of 1.42%.


                            /s/Robert S. Bowman

                            Robert S. Bowman, CFA
                            Managing Director

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2002


PRIME QUALITY MONEY MARKET FUND
--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)      VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (30.6%)
ASSET BACKED (7.6%)
   Amstel Funding
     1.900%, 06/17/02              $  2,300    $    2,298
     1.980%, 08/21/02                11,180        11,130
     1.970%, 10/15/02               100,000        99,256
     2.040%, 11/22/02                75,000        74,261
   Beta Finance
     1.870%, 06/05/02                 9,500         9,498
   Edison Asset Securitization
     1.890%, 06/14/02                 1,000           999
   Sigma Finance
     1.850%, 06/05/02                84,370        84,353
     2.080%, 12/16/02                 4,000         3,954
   Starfish Global Funding
     1.820%, 06/18/02                 1,809         1,807
     1.800%, 06/18/02                13,028        13,017
     1.820%, 06/19/02                 3,152         3,149
     1.820%, 06/20/02                70,989        70,921
     1.810%, 06/20/02                27,996        27,969
     1.840%, 06/21/02                 6,418         6,411
     1.830%, 07/08/02                30,566        30,508
                                               ----------
                                                  439,531
                                               ----------
AUTO FINANCE (2.4%)
   Volkswagen America
     1.825%, 06/05/02                50,000        49,990
     1.830%, 06/06/02                50,000        49,987
     1.850%, 09/04/02                30,000        29,854
     1.950%, 10/16/02                 4,050         4,020
     1.980%, 10/22/02                 9,000         8,929
                                               ----------
                                                  142,780
                                               ----------
BANKS (0.8%)
   Abbey National North America
     1.820%, 06/06/02                17,400        17,395
     1.800%, 06/25/02                 1,600         1,598
     1.800%, 06/25/02                 3,900         3,895


--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)      VALUE (000)
--------------------------------------------------------------------------------
BANKS -- CONTINUED
   Commerzbank
     1.850%, 07/08/02              $ 10,700    $   10,680
   Landesbank
     1.850%, 08/26/02                15,000        14,934
                                               ----------
                                                   48,502
                                               ----------
DIVERSIFIED OPERATIONS (0.2%)
   Philip Morris
     1.840%, 06/20/02                 4,000         3,996
   Rio Tinto
     1.800%, 06/05/02                 8,010         8,009
                                               ----------
                                                   12,005
                                               ----------
DRUGS (0.3%)
   Aventis
     1.800%, 07/02/02                16,400        16,375
                                               ----------
FINANCIAL SERVICES (11.3%)
   Allianz Financial
     1.850%, 07/08/02                 4,000         3,992
   Cortez Capital
     1.800%, 06/21/02                20,300        20,280
   Diageo Capital
     2.700%, 03/11/03                95,000        92,987
     2.420%, 03/12/03                50,000        49,045
   Dorada Finance
     1.850%, 08/22/02                 7,203         7,173
     1.850%, 08/23/02                18,500        18,421
   General Electric Capital
     1.820%, 06/10/02               125,000       124,943
   Home Depot Funding
     2.000%, 11/18/02               147,000       145,612
   Nestle Financial
     1.800%, 06/05/02                 2,300         2,300
   Novartis Finance
     1.800%, 06/07/02                27,500        27,492

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)      VALUE (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- CONTINUED
   Paccar
     1.800%, 06/21/02              $  1,040    $    1,039
     1.950%, 07/30/02                29,500        29,406
   Principal Finance
     1.820%, 06/03/02                36,000        35,996
     1.800%, 06/12/02                50,000        49,972
   Shell Finance
     1.880%, 09/30/02                49,750        49,436
                                               ----------
                                                  658,094
                                               ----------
INSURANCE (1.0%)
   Jefferson-Pilot
     1.850%, 07/19/02                 8,650         8,629
   John Hancock
     1.800%, 06/10/02                21,000        20,991
   Marsh & McLennan
     1.820%, 06/06/02                23,679        23,673
                                               ----------
                                                   53,293
                                               ----------
INVESTMENT BANKER/BROKER DEALER (4.2%)
   Morgan Stanley Dean Witter
     1.900%, 07/25/02                50,000        50,000
   UBS Finance
     1.810%, 06/03/02               194,000       193,980
                                               ----------
                                                  243,980
                                               ----------
REGIONAL GOVERNMENT AGENCY (0.2%)
   Quebec Province
     1.990%, 11/01/02                12,334        12,230
                                               ----------
UTILITIES (2.6%)
   Florida Power & Light
     2.000%, 06/04/02                 1,500         1,500
     2.000%, 06/07/02                10,000         9,997
     1.850%, 06/11/02                25,000        24,987
     1.880%, 06/17/02                40,000        39,966


--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)      VALUE (000)
--------------------------------------------------------------------------------
UTILITIES -- CONTINUED
   South Carolina Electric & Gas
     1.810%, 06/03/02              $  1,372    $    1,372
     1.800%, 06/10/02                 6,500         6,497
     1.810%, 06/14/02                18,200        18,188
     1.800%, 06/14/02                 3,175         3,173
     1.800%, 06/17/02                16,494        16,481
   South Carolina Fuel
     1.840%, 07/02/02                30,513        30,465
                                               ----------
                                                  152,626
                                               ----------
Total Commercial Paper
     (Cost $1,779,416)                          1,779,416
                                               ----------
CORPORATE OBLIGATIONS (47.8%)
AGRICULTURE (0.3%)
   Cargill, MTN (C)
     2.010%, 08/28/02                10,000        10,005
     2.180%, 01/13/03                10,000        10,012
                                               ----------
                                                   20,017
                                               ----------
ASSET BACKED SECURITIES (5.3%)
   Beta Finance, MTN
     2.370%, 01/10/03                 5,000         4,999
     1.950%, 04/25/03                75,000        75,000
   Dorada Finance, MTN (C)
     2.025%, 01/27/03               100,000        99,997
   Sigma Finance, MTN (A) (C)
     1.965%, 04/28/03                75,000        74,990
     1.955%, 04/28/03                50,000        49,991
                                               ----------
                                                  304,977
                                               ----------
AUTO FINANCE (5.1%)
   American Honda Finance, MTN (C)
     1.960%, 07/24/02                57,000        57,009
     2.130%, 08/19/02               100,000       100,000

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2002


PRIME QUALITY MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
AUTO FINANCE -- CONTINUED
   American Honda Finance,
     Ser I, MTN (C)
     1.900%, 08/23/02              $  7,000    $    7,000
   Toyota Motor Credit
     6.250%, 07/22/02                 4,000         4,011
   Toyota Motor Credit, MTN (C)
     2.040%, 12/23/02               125,000       125,000
                                               ----------
                                                  293,020
                                               ----------
BANKS (8.8%)
   American Express Centurion
     Bank (C)
     1.820%, 07/03/02                10,000        10,000
     1.820%, 12/12/02                50,000        49,997
   Bayerische Landesbank, MTN
     7.100%, 07/05/02                 4,000         4,018
   Comerica Bank (C)
     1.930%, 06/05/02                75,000        75,001
   Commerzbank
     5.000%, 09/12/02                 4,695         4,735
   First Tennessee Bank (C)
     2.120%, 09/11/02               100,000       100,000
     1.940%, 04/17/03                50,000        50,000
   First Union National Bank (C)
     2.228%, 06/27/03                20,000        20,052
   Key Bank, Ser E, MTN (C)
     2.100%, 07/02/02                23,000        23,002
   Marshall & Ilsley Bank
     1.880%, 02/20/06 (C)            10,000        10,002
     6.150%, 12/03/07               101,000       102,723
   Wells Fargo
     7.200%, 05/01/03                 1,950         2,023
   Wells Fargo, MTN (C)
     1.840%, 06/15/02                50,000        50,000
   Wells Fargo, Ser A, MTN (C)
     1.990%, 10/30/02                 6,250         6,254

--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
BANKS -- CONTINUED
   Wells Fargo, Ser G, MTN
     6.375%, 09/15/02              $    556    $      562
     5.750%, 02/01/03                 5,543         5,658
                                               ----------
                                                  514,027
                                               ----------
DIVERSIFIED OPERATIONS (0.6%)
   Dupont
     6.750%, 10/15/02                 5,000         5,077
   Philip Morris
     7.125%, 08/15/02                10,000        10,063
     7.250%, 01/15/03                12,375        12,715
   Siemens Capital, Ser XW
     8.000%, 06/24/02                 7,000         7,023
                                               ----------
                                                   34,878
                                               ----------
DRUGS (1.9%)
   Bayer (A)
     6.500%, 10/01/02                35,250        35,745
     4.450%, 03/19/03                75,000        75,850
                                               ----------
                                                  111,595
                                               ----------
ENERGY (0.5%)
   BP Amoco PLC (A)
     7.250%, 09/15/02                16,500        16,747
   ChevronTexaco
     8.500%, 02/15/03                10,900        11,353
                                               ----------
                                                   28,100
                                               ----------
FINANCIAL SERVICES (8.9%)
   American Express Credit,
     Ser B, MTN (C)
     1.840%, 04/25/03                25,000        25,000
   American General Finance
     5.900%, 01/15/03                 1,890         1,929
     6.200%, 03/15/03                15,000        15,412

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- CONTINUED
   American General Finance,
     Ser E, MTN
     6.250%, 12/18/02              $  4,250    $    4,337
   Ameritech Capital Funding
     5.875%, 02/19/03                14,440        14,740
   Associates (C)
     2.040%, 06/15/04                75,000        75,000
   Associates, Ser E, MTN
     6.875%, 06/20/02                 5,000         5,006
   Beneficial, Ser H, MTN
     6.600%, 09/26/02                   500           505
   CIT Group, MTN
     6.500%, 06/14/02                 3,000         3,005
     6.375%, 11/15/02                12,000        12,168
     5.920%, 01/15/03                 3,525         3,594
   General Electric Capital (C)
     1.840%, 01/22/03                25,000        25,004
     1.780%, 08/01/49                 1,000           995
   General Electric Capital,
     MTN
     5.000%, 01/06/03                 1,573         1,599
   General Electric Capital,
     Ser A, MTN
     7.000%, 02/03/03                 2,255         2,321
   General Electric Capital,
     Ser E, MTN
     6.500%, 09/27/02                 8,000         8,098
   Heller Financial
     7.500%, 08/23/02                 9,610         9,730
     6.440%, 10/06/02                 3,650         3,703
     6.400%, 01/15/03                12,000        12,291
   Heller Financial, Ser J, MTN
     2.140%, 07/23/02                 4,000         4,002

--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- CONTINUED
   Household Finance
     5.875%, 11/01/02              $    500    $      506
     6.875%, 03/01/03                 4,000         4,114
     2.340%, 04/17/03                75,000        75,000
   Household Finance, MTN
     6.125%, 07/15/02                31,380        31,511
     6.125%, 02/27/03                10,000        10,182
   IBM Credit, MTN
     6.000%, 07/24/02                 1,000         1,005
     6.450%, 11/12/02                 1,415         1,441
   International Lease Finance,
     Ser I, MTN,
     6.360%, 08/01/02                 1,000         1,005
   Paccar, Ser J, MTN (C)
     2.113%, 06/27/02                20,000        20,002
   Pitney Bowes Credit
     6.625%, 06/01/02                 1,000         1,000
   Prudential Funding, MTN
     5.970%, 03/17/03                 4,375         4,468
   Tyco Capital
     6.375%, 08/01/02                24,200        24,341
   Tyco Capital, MTN
     6.375%, 10/01/02                51,000        51,547
     5.920%, 11/08/02                 5,000         5,074
     6.150%, 12/15/02                 8,010         8,160
   Unilever Capital (C)
     2.060%, 10/24/02                10,000        10,005
   Verizon Global Funding (A) (C)
     1.970%, 11/04/02                25,000        25,011
   Wells Fargo Financial
     6.375%, 07/16/02                 4,000         4,021
     7.000%, 01/15/03                10,795        11,098
                                               ---------
                                                  517,930
                                               ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2002


PRIME QUALITY MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)      VALUE (000)
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (0.2%)
   Anheuser Busch
     6.750%, 06/01/05              $ 12,085    $   12,085
                                               ----------
INDUSTRIAL (0.2%)
   IBM
     7.250%, 11/01/02                 9,126         9,307
                                               ----------
INSURANCE (0.0%)
   ING Groep, MTN
     7.125%, 03/01/03                 2,010         2,072
                                               ----------
INVESTMENT BANKERS/BROKER DEALERS (6.8%)
   Bear Stearns
     6.500%, 08/01/02                 6,245         6,282
     6.450%, 08/01/02                 3,000         3,016
     6.125%, 02/01/03                 5,000         5,120
   Bear Stearns, Ser B, MTN
     1.950%, 05/22/03                75,000        75,000
   Credit Suisse First Boston,
     Ser 1, MTN (C)
     2.160%, 08/27/02               100,000       100,000
   Goldman Sachs Group,
     MTN (C)
     2.150%, 03/17/03                 4,000         4,004
   Merrill Lynch
     6.640%, 09/19/02                 2,000         2,027
   Merrill Lynch, MTN (C)
     2.030%, 09/12/02                 8,750         8,752
   Merrill Lynch, Ser 1, MTN (C)
     1.970%, 09/23/02                70,000        70,032
   Merrill Lynch, Ser B, MTN
     2.090%, 07/24/02 (C)            32,300        32,312
     5.750%, 11/04/02                 1,000         1,015
   Morgan Stanley Dean Witter
     7.125%, 01/15/03                 4,300         4,421


--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)      VALUE (000)
--------------------------------------------------------------------------------
   Morgan Stanley Dean Witter,
     MTN (C)
     2.188%, 03/13/03              $  5,490    $    5,497
   Morgan Stanley Dean Witter,
     Ser 1, MTN (C)
     1.900%, 10/16/02                75,000        75,000
                                               ----------
                                                  392,478
                                               ----------
REGIONAL GOVERNMENT AGENCY (1.6%)
   Hydro-Quebec
     7.375%, 02/01/03                18,055        18,631
   Inter-American Development Bank
     7.000%, 06/16/03                 1,600         1,668
   International Bank Reconstruction
     & Development, MTN
     5.500%, 01/21/03                10,000        10,187
   Province of Ontario
     7.750%, 06/04/02                32,900        32,915
     7.375%, 01/27/03                 9,500         9,792
   Quebec Province
     7.500%, 07/15/02                17,221        17,333
                                               ----------
                                                   90,526
                                               ----------
RETAIL (0.4%)
   May Department Stores
     9.875%, 12/01/02                 8,698         9,020
   McDonald's
     6.000%, 06/23/02                 4,350         4,361
   Target
     6.400%, 02/15/03                 3,275         3,357
     6.625%, 03/01/03                 1,000         1,026
   Wal-Mart
     5.450%, 06/01/02                 3,000         3,000
     4.625%, 04/15/03                 2,000         2,028
                                               ----------
                                                   22,792
                                               ----------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
TELEPHONE & TELECOMMUNICATIONS (5.8%)
   BellSouth Capital Funding
     7.000%, 06/19/02              $  3,037    $    3,044
   Bell Telephone Company
     of Pennsylvania
     6.125%, 03/15/03                16,000        16,429
   BellSouth Telecommunications
     6.000%, 06/15/02                 3,300         3,304
     4.105%, 04/26/03               125,000       126,607
     6.250%, 05/15/03                 1,570         1,620
   GTE South, Ser B
     7.250%, 08/01/02                 4,750         4,787
   GTE Florida, Ser A
     6.310%, 12/15/02                 3,500         3,565
   SBC Communications (A)
     4.250%, 06/05/02               100,000       100,000
     4.295%, 06/05/03                75,000        76,135
                                               ----------
                                                  335,491
                                               ----------
UTILITIES (1.4%)
   Alabama Power, Ser O (C)
     2.000%, 03/03/03                15,000        15,004
   Duke Energy
     7.125%, 09/03/02                25,475        25,767
   Matsushita Electric
     7.250%, 08/01/02                33,400        33,672
   Wisconsin Electric Power
     6.625%, 12/01/02                 7,110         7,259
                                               ----------
                                                   81,702
                                               ----------
Total Corporate Obligations
     (Cost $2,770,997)                          2,770,997
                                               ----------
CERTIFICATES OF DEPOSIT (3.9%)
   Canadian Imperial Bank
     2.090%, 12/31/02                50,000        50,003

--------------------------------------------------------------------------------
                                  SHARES/FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- CONTINUED
   Societe Generale, NY
     1.758%, 03/24/03              $ 75,000    $   74,974
   Westdeutsche Landesbank, NY
     1.760%, 03/24/03               100,000        99,959
                                               ----------
Total Certificates of Deposit -
     Yankee
     (Cost $224,936)                              224,936
                                               ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (6.6%)
   FHLMC (C)
     2.200%, 03/12/03               175,000       175,000
   FNMA, MTN
     6.800%, 01/10/03                10,000        10,254
   SLMA
     2.280%, 01/27/03               200,000       196,960
   SLMA, Ser 1996-3, Cl A1 (C)
     2.250%, 10/25/04                    12            12
   SLMA, Ser 1996-4, Cl A1 (C)
     2.240%, 07/25/04                    14            14
                                               ----------
Total U.S. Government
     Agency Obligations
     (Cost $382,240)                              382,240
                                               ----------
CASH EQUIVALENTS (9.7%)
   AIM Liquid Assets
     Portfolio                  280,155,000       280,155
   Federated Prime Value
     Money Market Fund          285,000,000       285,000
                                               ----------
Total Cash Equivalents
     (Cost $565,155)                              565,155
                                               ----------
REPURCHASE AGREEMENTS (2.6%)
   JP Morgan Chase
     1.775% dated 05/31/02, matures
     06/03/02, repurchase price
     $50,375,698 (collateralized by
     U.S. Government obligation:
     total market value
     $51,378,800) (B)              $ 50,368        50,368

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2002


PRIME QUALITY MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- CONTINUED
   Lehman Brothers
     1.745% dated 05/31/02, matures
     06/03/02, repurchase price
     $18,167,191 (collateralized by
     U.S. Government obligation:
     total market value
     $18,527,822) (B)              $ 18,165    $   18,165
   Merrill Lynch
     1.765% dated 05/31/02, matures
     06/03/02, repurchase price
     $27,284,426 (collateralized by
     U.S. Government obligations:
     total market value
     $27,826,086) (B)                27,280        27,280
   Parabis
     1.775% dated 05/31/02, matures
     06/03/02,  repurchase  price
     $16,538,077 (collateralized by
     FNMA obligation:
     total market value
     $16,866,968) (B)                16,536        16,536
   UBS Warburg
     1.785% dated 05/31/02, matures
     06/03/02, repurchase price
     $40,660,153 (collateralized by
     U.S. Government obligations:
     total market value
     $41,470,834) (B)                40,654        40,654
                                               ----------
Total Repurchase Agreements
     (Cost $153,003)                              153,003
                                               ----------
Total Investments (101.2%)
   (Cost $5,875,747)                            5,875,747
                                               ----------

--------------------------------------------------------------------------------

                                                VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (-1.2%)
   Investment Advisory Fee Payable             $   (2,713)
   Administration Fee Payable                        (345)
   Custodian Fee Payable                              (24)
   Distribution Fee Payable                          (299)
   Other Assets and Liabilities                   (65,828)
                                               ----------
Total Other Assets and Liabilities, Net:          (69,209)
                                               ----------
NET ASSETS:
Portfolio Shares of Trust Class
   (unlimited authorization -- no par
   value) based on 3,907,036,162
   outstanding shares of beneficial interest    3,907,014
Portfolio Shares of Investor Class
   (unlimited authorization -- no par
   value) based on 1,886,954,712
   outstanding shares of beneficial interest    1,886,978
Portfolio Shares of Flex Class
   (unlimited authorization -- no par
   value) based on 12,301,428 outstanding
   shares of beneficial interest                   12,301
Distributions in excess of net
   investment income                                  (67)
Accumulated net realized gain
   on investments                                     312
                                               ----------
Total Net Assets (100.0%)                      $5,806,538
                                               ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Class              $     1.00
                                               ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Investor Class           $     1.00
                                               ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Class               $     1.00
                                               ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 33.

--------------------------------------------------------------------------------


TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (98.2%)
ALABAMA (3.5%)
   Birmingham, Special Care
     Facilities, Carraway
     Methodist Health Project, Ser
     A, RB (C) (D) (E)
     1.210%, 08/15/28              $ 11,300    $   11,300
   Birmingham, Special Care
     Facilities, Ser PT 510,
     RB (C) (D)
     1.620%, 11/15/20                15,000        15,000
   Cherokee, Industrial
     Development Board, BOC
     Group Project, RB (C) (D) (E)
     1.400%, 04/01/08                 3,500         3,500
   Daphne-Villa Mercy, Special
     Care Facility Authority,
     Mercy Medical Project,
     RB (C) (D) (E)
     1.210%, 12/01/27                 4,400         4,400
   Mobile, Industrial Development
     Board, Dock & Wharf
     Holnam Project, Ser A,
     RB (C) (D) (E)
     1.350%, 06/01/32                 4,900         4,900
                                               ----------
                                                   39,100
                                               ----------
ARIZONA (0.4%)
   Salt River Project, Agricultural
     Improvement & Power
     District, Electric System,
     Ser SG-10, RB (C) (D)
     1.470%, 01/01/30                 4,770         4,770
                                               ----------
CALIFORNIA (1.8%)
   California State, Housing
     Finance Agency, Home
     Mortgage Project, Ser J,
     RB, FSA (C) (D)
     1.550%, 02/01/32                20,300        20,300
                                               ----------

--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
COLORADO (0.7%)
   Cherry Creek, South
     Metropolitan District,
     GO (C) (D) (E)
     1.500%, 06/01/06                $  850    $      850
   Colorado State, Multi-Family
     Housing Finance Authority,
     St. Moritz Project, Ser H,
     RB, FNMA (C) (D)
     1.450%, 10/15/16                 5,715         5,715
   Lowry, Economic
     Redevelopment Authority,
     Ser B, RB (C) (D) (E)
     1.400%, 12/01/20                 1,800         1,800
                                               ----------
                                                    8,365
                                               ----------
DELAWARE (0.2%)
   Delaware State, Educational
     Development Authority,
     RB (C) (D) (E)
     1.825%, 10/01/19                 1,875         1,875
                                               ----------
DISTRICT OF COLUMBIA (1.3%)
   District of Columbia, George
     Washington University,
     Ser C, RB, MBIA (C) (D)
     1.350%, 09/15/29                 7,500         7,500
   District of Columbia, Planned
     Parenthood, RB (C) (D) (E)
     1.450%, 12/01/29                 7,030         7,030
                                               ----------
                                                   14,530
                                               ----------
FLORIDA (13.9%)
   Collier County, Health Facilities
     Authority, Cleveland Clinic
     Health Systems Project,
     RB (C) (D)
     1.600%, 01/01/33                27,000        27,000

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2002


TAX-EXEMPT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
FLORIDA -- CONTINUED
   Dade County, Water & Sewer
     System, RB, FGIC (C) (D)
     1.400%, 10/05/22               $43,460    $   43,460
   Florida State, Multi-Family
     Housing Finance Authority,
     Bainbridge Project, Ser M,
     RB, FNMA, AMT (C) (D)
     1.210%, 12/01/25                 6,470         6,470
   Florida State, Municipal Power
     Agency, Stanton II Project,
     Ser 1997, RB, AMBAC (C) (D)
     1.150%, 10/01/27                15,000        15,000
   Orange County, Health Facilities
     Authority, Ser PA-95,
     RB (C) (D)
     1.470%, 10/01/14                 8,485         8,485
   Orange County, Housing Finance
     Authority, Water View Club
     Apartment Project,
     Ser D, RB, FNMA, AMT (C) (D)
     1.210%, 08/15/30                 6,400         6,400
   Osceola County, Housing
     Finance Authority, Arrow
     Ridge Apartments Project,
     Ser A, RB, AMT (C) (D)
     1.210%, 10/01/32                10,000        10,000
   Palm Beach County, Norton
     Gallery Project, RB (C) (D) (E)
     1.400%, 05/01/25                 2,500         2,500
   Tampa Bay, Regional Water
     Supply Authority,
     RB (C) (D) (E)
     1.550%, 10/01/31                 9,300         9,300
   University of North Florida,
     Parking System Project,
     RB (C) (D) (E)
     1.500%, 05/01/28                 5,700         5,700

--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
FLORIDA -- CONTINUED
   University of South Florida,
     COP (C) (D) (E)
     1.210%, 01/01/29               $10,850    $   10,850
   University of South Florida,
     Research Foundation,
     University Technology Center,
     RB (C) (D) (E)
     1.500%, 12/01/19                11,500        11,500
                                               ----------
                                                  156,665
                                               ----------
GEORGIA (4.8%)
   Atlanta, Airport Authority,
     Ser 313, RB, FGIC, AMT (C) (D)
     1.450%, 01/01/18                 3,335         3,335
   Atlanta, Airport Authority, Ser
     SG 138, RB (C) (D)
     1.500%, 01/01/26                 6,600         6,600
   Cobb County, Educational
     Facilities Development
     Authority, Kennesaw State
     University Project, RB,
     AMBAC (C) (D)
     1.400%, 11/01/18                 5,805         5,805
   Dekalb County, Development
     Authority, Green Forest
     Community Development
     Project, RB (C) (D) (E)
     1.400%, 02/01/22                 7,000         7,000
   Fulton County, Development
     Authority, American National
     Red Cross Project,
     RB (C) (D) (E)
     1.400%, 08/01/05                   800           800
   Fulton County, Development
     Authority, Metropolitan
     Atlanta YMCA Project,
     RB (C) (D) (E)
     1.400%, 11/01/22                 8,500         8,500

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
GEORGIA -- CONTINUED
   Georgia State, Eagle Trust,
     RB (C) (D)
     1.500%, 07/01/15               $ 7,025    $    7,025
   Houston County, Development
     Authority, Clean Control
     Project, RB, AMT (C) (D) (E)
     1.650%, 06/01/20                 3,325         3,325
   Metropolitan Atlanta, Rapid
     Transportation Authority,
     Ser SG-57, RB, AMBAC (C) (D)
     1.470%, 07/01/20                 5,000         5,000
   Mitchell County, Industrial
     Development Authority, City
     of Camille Project,
     RB (C) (D) (E)
     1.450%, 03/01/15                 3,600         3,600
   Savannah, Economic
     Development Authority,
     Exempt Facilities-
     Construction Utilities Project,
     RB, AMT (C) (D)
     (E)
     1.650%, 12/01/19                 1,365         1,365
   Savannah, Economic
     Development Authority,
     Kennickell Printing Project,
     RB, AMT (C) (D) (E)
     1.650%, 09/01/11                 2,200         2,200
                                               ----------
                                                   54,555
                                               ----------
IDAHO (0.4%)
   Idaho State, Housing & Finance
     Association, Ser PA-115,
     RB (C) (D)
     1.550%, 01/01/27                 4,106         4,106
                                               ----------
ILLINOIS (7.3%)
   Bloomington, Normal Airport
     Authority, GO (C) (D)
     1.500%, 01/01/12                 1,000         1,000

--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
ILLINOIS -- CONTINUED
   Chicago, Airport Special
     Facilities, Centerpoint O'Hare
     Project, RB, AMT (C) (D) (E)
     1.550%, 09/01/32               $ 2,800    $    2,800
   Chicago, Merlots Project,
     Ser WWW, GO
     2.600%, 01/01/22                11,000        11,000
   Chicago, Water Authority,
     Merlots Project,
     Ser A, GO
     1.650%, 11/01/30                14,995        14,995
   Illinois State, Development
     Finance Authority, Lyric
     Opera Chicago Project,
     RB (C) (D) (E)
     1.400%, 12/01/28                10,000        10,000
   Illinois State, Educational
     Facilities Authority, Chicago
     Childrens Museum Project,
     RB (C) (D) (E)
     1.450%, 02/01/28                 1,600         1,600
   Illinois State, Educational
     Facilities Authority, Museum
     of Science & Industry Project,
     RB (C) (D) (E)
     1.400%, 11/01/15                 5,100         5,100
   Illinois State, Health Facilities
     Authority, Advocate Health
     Care, Ser B, RB (C) (D)
     1.600%, 08/15/22                 2,300         2,300
   Illinois State, Health Facilities
     Authority, Proctor Hospital
     Project, RB (C) (D) (E)
     1.450%, 01/01/12                 4,500         4,500
   Illinois State, Industrial
     Development Finance
     Authority, Derby Project,
     RB, AMT (C) (D) (E)
     1.700%, 10/01/07                   500           500

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2002


TAX-EXEMPT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                        (000)   VALUE (000)
--------------------------------------------------------------------------------
ILLINOIS -- CONTINUED
   Illinois State, Regional
     Transportation Authority,
     Ser SG-82, RB, MBIA (C) (D)
     1.470%, 06/01/25               $17,500    $   17,500
   Lockport, Industrial
     Development Authority,
     Panduit Project, RB, AMT (C)
     (D) (E)
     1.550%, 04/01/25                 2,000         2,000
   Macon County, Millikin
     University Project,
     RB, AMBAC (C) (D)
     1.400%, 10/01/28                 4,700         4,700
   Savanna, Industrial
     Development Authority,
     Metform Project, Ser A,
     RB, AMT (C) (D) (E)
     1.550%, 05/01/14                   500           500
   Savanna, Industrial
     Development Authority,
     Metform Project, Ser B,
     RB, AMT (C) (D) (E)
     1.550%, 06/01/09                 1,400         1,400
   Wheeling, Industrial
     Development Authority,
     Circuit Service Project,
     RB, AMT (C) (D) (E)
     1.700%, 04/01/18                 2,200         2,200
                                               ----------
                                                   82,095
                                               ----------
INDIANA (3.6%)
   Elkhart County, Industrial
     Economic Development
     Authority, Holly Park Project,
     RB, AMT (C) (D) (E)
     1.700%, 02/01/10                 1,800         1,800

--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                        (000)   VALUE (000)
--------------------------------------------------------------------------------
INDIANA -- CONTINUED
   Fort Wayne, Industrial
     Economic Development
     Authority, Technical Project,
     RB, AMT (C) (D) (E)
     1.550%, 07/01/09               $ 1,000    $    1,000
   Indiana State, Development
     Finance Authority, Culver
     Educational Project,
     RB (C) (D) (E)
     1.400%, 01/01/32                12,700        12,700
   Indiana State, Development
     Finance Authority, Historical
     Society Project, RB (C) (D) (E)
     1.450%, 08/01/31                 1,200         1,200
   Indiana State, Educational
     Facilities Authority, Wesleyan
     Project, Ser B, RB (C) (D) (E)
     1.550%, 06/01/28                 2,500         2,500
   Indiana State, Health Facilities
     Financing Authority, Clarian
     Health Partners Project,
     Ser B, RB (C) (D)
     1.500%, 02/15/26                 2,000         2,000
   Jasper, Industrial Economic
     Development Authority,
     Wabash Valley Produce
     Project, RB, AMT (C) (D) (E)
     1.700%, 06/01/05                 1,400         1,400
   La Porte County, Industrial
     Economic Development
     Authority, Pedcor
     Investments-Woodland
     Project, RB, AMT (C) (D) (E)
     1.560%, 10/01/29                 2,000         2,000

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
--------------------------------------------------------------------------------
INDIANA -- CONTINUED
   Marshall County, Industrial
     Economic Development
     Authority, Culver
     Educational Foundation
     Project, RB (C)
     (D) (E)
     1.450%, 01/01/35               $ 8,300    $    8,300
   Michigan City, Industrial
     Economic Development
     Authority, Performance
     Packaging Project, RB, AMT
     (C) (D) (E)
     1.700%, 09/01/06                   500           500
   Warren Township, Vision 2005,
     Merlots, Ser A52,
     RB, FGIC (C) (D) (E)
     1.500%, 07/15/20                 6,600         6,600
                                               ----------
                                                   40,000
                                               ----------
IOWA (0.5%)
   Sac County, Industrial
     Development Authority,
     Evapco Project,
     RB, AMT (C) (D) (E)
     1.600%, 07/01/16                 3,280         3,280
   West Des Moines, Commercial
     Development Authority,
     Greyhound Lines Project,
     RB (C) (D) (E)
     1.450%, 12/01/14                 2,500         2,500
                                               ----------
                                                    5,780
                                               ----------
KANSAS (0.9%)
   Sedgwick & Shawnee Counties,
     Ser PT 227, RB (C) (D) (E)
     1.550%, 12/01/22                10,235        10,235
                                               ----------

--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
--------------------------------------------------------------------------------
KENTUCKY (0.4%)
   Kentucky State, Development
     Districts Financing Authority,
     RB (C) (D) (E)
     1.500%, 06/01/33               $ 4,100    $    4,100
                                               ----------
LOUISIANA (0.7%)
   Calcasieu Parish, Industrial
     Development Board,
     Hydroserve Westlake Project,
     RB, AMT (C) (D) (E)
     1.500%, 06/01/25                 5,000         5,000
   Louisiana State, Public Facilities
     Authority, Pollution Control,
     Ciba-Geigy Project,
     RB (C) (D) (E)
     1.400%, 12/01/04                 2,400         2,400
                                               ----------
                                                    7,400
                                               ----------
MARYLAND (2.9%)
   Howard County, Economic
     Development Authority,
     Norbell School Project,
     RB (C) (D) (E)
     1.500%, 02/01/28                 5,000         5,000
   Maryland State, Community
     Development Administration
     Authority, Ser 170, RB (C) (D)
     1.470%, 04/01/18                 5,445         5,445
   Maryland State,
     Ser PA 816, GO (C) (D)
     1.440%, 03/01/15                 5,800         5,800
   Montgomery County, Housing
     Opportunities Authority,
     Multi-Family Housing,
     Falklands Project,
     Ser B, RB (C) (D)
     1.110%, 08/01/15                16,000        16,000
                                               ----------
                                                   32,245
                                               ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2002


TAX-EXEMPT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
--------------------------------------------------------------------------------
MASSACHUSETTS (1.3%)
   Massachusetts State,
     Development Finance
     Authority, Ser PT 514,
     RB (C) (D)
     1.600%, 10/01/29               $14,340    $   14,340
                                               ----------
MICHIGAN (0.2%)
   Michigan State, Strategic Fund,
     Consolidated Industrial
     Project, RB, AMT (C) (D) (E)
     1.700%, 01/01/19                 2,000         2,000
   Oakland County, Economic
     Development Authority,
     Moody Family Limited
     Project, RB, AMT (C) (D) (E)
     1.700%, 09/01/12                   800           800
                                               ----------
                                                    2,800
                                               ----------
MISSOURI (0.3%)
   Carthage, Industrial
     Development Authority,
     Schrieber Project,
     RB, AMT (C) (D) (E)
     1.550%, 11/01/10                 3,100         3,100
   Missouri State, Environmental
     Improvement & Energy
     Resource Authority, Utilicorp
     United Project,
     RB, AMT (C) (D) (E)
     1.550%, 05/01/28                   700           700
                                               ----------
                                                    3,800
                                               ----------
MONTANA (0.8%)
   Missoula County, Economic
     Development Authority,
     Dinny Stranahan Research
     Project, RB (C) (D) (E)
     1.450%, 06/01/20                 8,500         8,500
                                               ----------

--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
--------------------------------------------------------------------------------
NEVADA (1.3%)
   Clark County, Airport
     Improvement Authority,
     Sub-Lien Ser A-2,
     RB, AMT (C) (D) (E)
     1.210%, 07/01/25               $ 4,595    $    4,595
   Nevada State, Ser 344,
     GO, FGIC (C) (D)
     1.550%, 05/15/28                 5,495         5,495
   Nevada State, Ser SG-114,
     RB (C) (D)
     1.470%, 03/01/27                 5,000         5,000
                                               ----------
                                                   15,090
                                               ----------
NEW HAMPSHIRE (0.3%)
   New Hampshire State, Housing
     Finance Authority,
     Ser PT-348, RB (C) (D) (E)
     1.550%, 07/01/29                 2,920         2,920
                                               ----------
NEW JERSEY (5.4%)
   New Jersey State, Housing &
     Maintaining Finance Agency,
     Ser PT-1882,
     RB, MBIA (C) (D)
     1.350%, 04/01/26                16,420        16,420
   New Jersey State, Ser PA-801,
     COP, FHLMC (C) (D)
     1.350%, 09/15/14                 7,300         7,300
   New Jersey State,
     Transportation Authority,
     Ser PA-902, RB, MBIA (C) (D)
     1.350%, 12/15/05                17,020        17,020
   New Jersey State, Turnpike
     Authority, Ser D,
     RB, FGIC (C) (D) (E)
     1.300%, 01/01/18                20,600        20,600
                                               ----------
                                                   61,340
                                               ----------
18

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
--------------------------------------------------------------------------------
NEW MEXICO (0.3%)
   Las Cruces, RB, MBIA
     5.250%, 12/01/02               $ 2,960    $    3,011
                                               ----------
NEW YORK (5.6%)
   Babylon, Industrial
     Development Agency, Ogden
     Martin Project,
     RB, FSA (C) (D)
     1.550%, 01/01/19                25,720        25,720
   New York City, Municipal
     Water Financing Authority,
     Ser SGB-27, RB, FSA (C) (D)
     1.350%, 06/15/24                 9,000         9,000
   New York State, Dormitory
     Authority, Ser PA-781,
     RB, FSA (C) (D)
     1.320%, 05/15/17                 6,655         6,655
   New York State, Triborough
     Bridge & Tunnel Authority,
     General Purpose Project,
     Ser C, GO, AMBAC (C) (D)
     1.300%, 01/01/32                20,000        20,000
   Southeast New York, Industrial
     Development Agency,
     Unilock New York Project,
     RB, AMT (C) (D) (E)
     1.550%, 12/01/12                 2,200         2,200
                                               ----------
                                                   63,575
                                               ----------
NORTH CAROLINA (4.4%)
   Charlotte, Airport Authority,
     Ser A, RB, AMT,
     MBIA (C) (D)
     1.450%, 07/01/17                 4,100         4,100
   Cleveland County, Family
     YMCA, RB (C) (D) (E)
     1.500%, 08/01/18                 2,690         2,690

--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
--------------------------------------------------------------------------------
NORTH CAROLINA -- CONTINUED
   Guilford County, Industrial &
     Recreational Facilities
     Authority, YMCA Project,
     RB (C) (D) (E)
     1.500%, 02/01/23               $ 5,000    $    5,000
   Mecklenburg County,
     Public Improvement,
     Ser C, GO (C) (D)
     1.400%, 02/01/14                 5,000         5,000
   Mecklenburg County,
     Ser C, GO (C) (D)
     1.370%, 02/01/18                 8,850         8,850
   North Carolina State,
     Educational Facilities Finance
     Agency, Guilford College,
     RB, MBIA (C) (D)
     1.450%, 05/01/24                 2,200         2,200
   North Carolina State,
     Educational Facilities Finance
     Agency, Wake Forest
     University, RB (C) (D)
     1.400%, 01/01/18                13,675        13,675
   North Carolina State, Medical
     Care Community Hospital,
     Lutheran Services For The
     Aging Project, RB (C) (D) (E)
     1.450%, 03/01/28                 8,135         8,135
                                               ----------
                                                   49,650
                                               ----------
OHIO (7.7%)
   Cincinnati, Student Loan
     Funding Authority,
     Ser A-2, RB, AMT (C) (D)
     1.500%, 08/01/10                29,300        29,300
   Cuyahoga County, Hospital
     Facilities Authority,
     Cleveland Clinic Foundation,
     Ser A, RB (C) (D)
     1.450%, 01/01/24                 5,600         5,600

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2002


TAX-EXEMPT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
--------------------------------------------------------------------------------
OHIO -- CONTINUED
   Ohio State, Air Quality
     Development Authority, JMG
     Limited Partnership, Ser A,
     RB, AMT (C) (D) (E)
     1.210%, 04/01/28               $ 3,000    $    3,000
   Ohio State, Environmental
     Improvement Authority,
     Newark Group Industries
     Project, RB, AMT (C) (D) (E)
     1.280%, 12/01/26                 4,455         4,455
   Ohio State, Higher Educational
     Facility Commission, Pooled
     Financing Project,
     RB (C) (D) (E)
     1.550%, 09/01/18                 4,475         4,475
   Ohio State, Housing Finance
     Authority, RB (C) (D)
     1.500%, 03/01/07                11,110        11,110
   Rickenbacker, Port Authority,
     YMCA Central Ohio Project,
     RB (C) (D) (E)
     1.400%, 05/01/22                10,500        10,500
   Toledo, City Services, Special
     Assessment (C) (D) (E)
     1.450%, 12/01/04                 9,700         9,700
   Warren County, Health Care
     Improvement, Otterbein
     Project, Ser A, RB (C) (D) (E)
     1.260%, 07/01/21                 8,840         8,840
                                               ----------
                                                   86,980
                                               ----------
PENNSYLVANIA (2.2%)
   Cambria County, Industrial
     Development Authority,
     Cambria Cogeneration
     Project, Ser A-1,
     RB, AMT (C) (D) (E)
     1.450%, 12/01/28                 7,125         7,125


--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
--------------------------------------------------------------------------------
PENNSYLVANIA -- CONTINUED
   Delaware River Port Authority,
     RB, FSA, (C) (D)
     1.350%, 01/01/18               $ 7,000    $    7,000
   Pennsylvania State,
     Intergovernmental
     Cooperation Authority,
     Special Tax Revenue,
     Ser SG-67, RB, FGIC (C) (D)
     1.410%, 06/15/20                   630           630
   Philadelphia, Industrial
     Development Authority,
     Chemical Heritage
     Foundation Project,
     RB (C) (D) (E)
     1.400%, 07/01/27                 9,800         9,800
                                               ----------
                                                   24,555
                                               ----------
SOUTH CAROLINA (4.3%)
   Newberry County, Memorial
     Hospital Authority,
     RB (C) (D) (E)
     1.400%, 12/01/29                10,000        10,000
   South Carolina State,
     Educational Facilities
     Authority, Newberry College
     Project, RB (C) (D) (E)
     1.500%, 08/01/22                 4,000         4,000
   South Carolina State, Housing
     Finance & Development
     Authority, Ser PT 1272,
     RB, FHLMC (C) (D)
     1.620%, 12/15/30                10,000        10,000
   South Carolina State, Jobs
     Economic Development
     Authority, Anderson Area
     YMCA Project, RB (C) (D) (E)
     1.500%, 11/01/24                 7,100         7,100
20

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
--------------------------------------------------------------------------------
SOUTH CAROLINA -- CONTINUED
   South Carolina State, Jobs
     Economic Development
     Authority, Carolina Village,
     RB (C) (D) (E)
     1.500%, 02/01/22               $ 4,905    $    4,905
   South Carolina State, Jobs
     Economic Development
     Authority, Developmental
     Foundation Project,
     RB (C) (D) (E)
     1.500%, 12/01/10                 6,000         6,000
   South Carolina State, Jobs
     Economic Development
     Authority, Diversified
     Coating Project,
     RB (C) (D) (E)
     1.650%, 04/01/17                 2,000         2,000
   University of South Carolina,
     Development Foundation,
     RB (C) (D) (E)
     1.500%, 12/01/10                 4,000         4,000
                                               ----------
                                                   48,005
                                               ----------
TENNESSEE (1.2%)
   Covington, Industrial
     Development Board, Charms
     Project, RB, AMT (C) (D) (E)
     1.550%, 06/01/27                 3,000         3,000
   Metropolitan Government
     Nashville & Davidson
     County, Eagle Trust,
     GO (C) (D) (E)
     1.500%, 11/15/18                10,000        10,000
                                               ----------
                                                   13,000
                                               ----------

--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000
--------------------------------------------------------------------------------
TEXAS (7.3%)
   Coastal Bend, Health Facilities
     Development Authority,
     Incarnate World Health
     Systems, Ser B, RB,
     AMBAC (C) (D)
     1.260%, 08/15/28               $17,400    $   17,400
   Georgetown, Higher Education
     Finance Authority,
     Southwestern University
     Project, RB (C) (D) (E)
     1.450%, 10/01/14                 2,000         2,000
   Houston, Airport System,
     Ser SG 149, RB, FSA (C) (D)
     1.500%, 07/01/28                17,500        17,500
   Houston, Higher Education
     Finance Authority, Rice
     University, Ser SG 139,
     RB (C) (D)
     1.470%, 11/15/29                 3,100         3,100
   Houston, Water & Sewer
     System Authority,
     Ser SG 78, RB (C) (D)
     1.470%, 12/01/25                 8,835         8,835
   Pearland, Independent School
     District, Ser SG 106, GO
     1.470%, 02/15/22                 6,245         6,245
   South Texas, Higher Education
     Authority, RB, AMT,
     MBIA (C) (D)
     1.450%, 12/01/29                14,200        14,200
   Texas State, Eagle Trust,
     Ser 991301, GO (C) (D)
     1.500%, 06/01/25                 9,900         9,900
   Texas State, Lower Colorado
     River Authority, Merlots,
     Ser ZZZ, RB (C) (D)
     2.600%, 10/01/28                 3,500         3,500
                                               ----------
                                                   82,680
                                               ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2002


TAX-EXEMPT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA (8.8%)
   Ashland, Industrial
     Development Authority,
     Health & Community
     Services Facilities Authority,
     YMCA Greater Richmond
     Project, Ser A RB (C) (D) (E)
     1.400%, 11/01/20               $ 1,085    $    1,085
   Fairfax County, Industrial
     Development Authority,
     Fairfax Hospital Project,
     Ser B, RB (C) (D)
     1.240%, 10/01/25                 6,300         6,300
   Fairfax County, Industrial
     Development Authority,
     Innovations Health Systems,
     RB (C) (D)
     1.240%, 01/01/30                 9,800         9,800
   Front Royal & Warren County,
     Industrial Development
     Authority, Pen Tab Industries
     Project, RB, AMT (C) (D) (E)
     1.550%, 04/01/15                 2,300         2,300
   Greenville County, Industrial
     Development Authority, Blue
     Ridge School, RB (C) (D)
     1.500%, 06/01/26                 3,640         3,640
   Hanover County, Industrial
     Development Authority,
     Covenant Woods Project,
     RB (C) (D) (E)
     1.500%, 07/01/29                 2,925         2,925
   Norfolk, Eagle Trust,
     Ser 944601, GO
     1.500%, 06/01/05                12,400        12,400
   Richmond, GO (C) (D)
     1.500%, 01/15/16                 4,800         4,800
   Richmond, Public Utilities
     Authority, Ser A, RB (C) (D)
     1.500%, 06/30/03                17,900        17,900

--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Richmond, Redevelopment &
     Multi-Family Housing
     Authority, Ser PT-1022,
     RB (C) (D)
     1.580%, 11/01/29               $16,000    $   16,000
   Suffolk, Industrial Development
     Authority, Lake Prince Center
     Project, RB (C) (D) (E)
     1.550%, 10/01/05                 4,000         4,000
   Virginia State, Biotechnology
     Research Park Authority,
     RB (C) (D) (E)
     1.400%, 04/01/27                12,000        12,000
   Virginia State, Public School
     Equipment Authority, RB
     5.000%, 04/01/03                 6,000         6,142
                                               ----------
                                                   99,292
                                               ----------
WASHINGTON (2.2%)
   Seattle, Ser 348, GO (C) (D)
     1.550%, 12/15/28                 4,495         4,495
   Washington State, Public Power
     Supply System, Nuclear
     Power Project No.1,
     Ser 1A-1, RB (C) (D) (E)
     1.300%, 07/01/17                 4,340         4,340
   Washington State, Public Power
     Supply System, Nuclear
     Project No. 2, Ser 2A-1,
     RB, MBIA (C) (D)
     1.350%, 07/01/12                 4,800         4,800
   Washington State, Public Power
     Supply System, Nuclear
     Project No. 3, Ser 3A-3,
     RB (C) (D) (E)
     1.350%, 07/01/18                11,215        11,215
                                               ----------
                                                   24,850
                                               ----------
22

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
WISCONSIN (1.3%)
   Appleton, Industrial
     Development Authority, Pro
     Lable Project,
     RB, AMT (C) (D) (E)
     1.800%, 11/01/12                $  690    $      690
   Germantown, Industrial
     Development Authority,
     Speaker Project,
     RB, AMT (C) (D) (E)
     1.800%, 08/01/11                   745           745
   Holland, Industrial
     Development Authority,
     White Clover Dairy Project,
     RB, AMT (C) (D) (E)
     1.700%, 06/01/13                 1,270         1,270
   Oconomowoc, Industrial
     Development Authority,
     Quest Technologies Project,
     RB, AMT (C) (D) (E)
     1.700%, 05/01/18                 1,380         1,380
   Tax-Exempt Grantor Trust, IBM,
     Ser 1999-A, RB (C) (D)
     1.650%, 03/14/06                   360           360
   Wisconsin State, Health &
     Educational Facilities
     Authority, Felician Services
     Project, Ser A,
     AMBAC (C) (D)
     1.210%, 01/01/20                10,300        10,300
                                               ----------
                                                   14,745
                                               ----------
Total Municipal Bonds
     (Cost $1,105,254)                          1,105,254
                                               ----------

--------------------------------------------------------------------------------

                                     SHARES     VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS (1.6%)
   Financial Square Tax Free
     Portfolio                    1,729,746    $    1,730
   SEI Institutional Tax Free
     Fund                        17,000,000        17,000
                                               ----------
Total Cash Equivalents
     (Cost $18,730)                                18,730
                                               ----------
Total Investments (99.8%)
   (Cost $1,123,984)                            1,123,984
                                               ----------
OTHER ASSETS AND LIABILITIES, NET (0.2%)
   Investment Advisory Fee Payable                   (437)
   Administration Fee Payable                         (67)
   Custodian Fee Payable                               (5)
   Distribution Fee Payable                           (22)
   Other Assets and Liabilities                     2,422
                                               ----------
Total Other Assets and Liabilities, Net:            1,891
                                               ----------
NET ASSETS:
Portfolio Shares of Trust Class
   (unlimited authorization -- no par
   value) based on 907,726,352
   outstanding shares of beneficial interest      907,727
Portfolio Shares of Investor Class
   (unlimited authorization -- no par
   value) based on 218,027,773
   outstanding shares of beneficial interest      218,028
Accumulated net realized gain
   on investments                                     120
                                               ----------
Total Net Assets (100.0%)                      $1,125,875
                                               ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Class              $     1.00
                                               ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Investor Class           $     1.00
                                               ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 33.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2002


U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (78.7%)
   FFCB
     0.000%, 06/10/03 (F)           $60,000    $   60,000
   FFCB Discount Note (G)
     2.218%, 02/14/03                15,000        14,766
   FHLB (C)
     2.500%, 04/01/03                25,000        25,000
   FHLB, Ser 5302 (C)
     2.060%, 07/11/02                50,000        50,000
   FHLB, Ser 5803 (C)
     1.880%, 01/28/03                35,000        35,000
   FHLB, Ser 9403 (C)
     1.880%, 02/05/03                50,000        50,000
   FHLB, Ser DV02 (C)
     1.910%, 11/27/02                50,000        50,000
   FHLB, Ser EM03 (C)
     1.835%, 03/14/03                40,000        40,000
   FHLB, Ser Q803
     2.250%, 02/07/03                14,500        14,500
   FHLMC Discount Notes (G)
     3.500%, 06/24/02                25,000        24,946
     3.482%, 08/15/02                30,000        29,789
     2.147%, 11/07/02                15,000        14,860
     2.411%, 12/11/02                15,000        14,809
     2.224%, 12/13/02                15,000        14,822
     1.905%, 01/02/03                10,000         9,888
     2.161%, 01/17/03                15,000        14,797
     2.329%, 01/30/03                25,000        24,615
     2.308%, 03/27/03                10,000         9,812
     2.428%, 04/24/03                10,000         9,785
   FNMA (C)
     2.060%, 07/24/02                40,000        40,000
     1.780%, 12/06/02                25,000        24,998
     1.900%, 12/12/02                75,000        75,000
     1.880%, 01/10/03                50,000        50,000
     2.250%, 02/07/03                20,000        20,000

--------------------------------------------------------------------------------
                                  SHARES/FACE
                                  AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- CONTINUED
   FNMA Discount Notes
     3.444%, 07/12/02 (G)           $35,000    $   34,867
     0.000%, 10/02/02 (F)            30,000        29,785
     2.161%, 10/18/02 (G)            25,000        24,795
     2.196%, 11/29/02 (G)            10,000         9,892
     1.957%, 01/10/03 (G)            20,000        19,763
     2.793%, 03/07/03 (G)            15,000        14,684
     2.447%, 04/04/03 (G)            15,000        14,694
     2.383%, 05/02/03 (G)            10,000         9,783
   SLMA Discount Note (F)
     0.000%, 01/27/03                25,000        24,620
   SLMA, MTN (C)
     1.860%, 02/18/03                25,000        24,997
     1.860%, 03/07/03                25,000        24,996
                                               ----------
Total U.S. Government Agency Obligations
     (Cost $950,263)                              950,263
                                               ----------
CASH EQUIVALENTS (8.3%)
   Dreyfus Government Cash
     Management Fund             50,000,000        50,000
   Financial Square
     Government Portfolio        50,000,000        50,000
                                               ----------
Total Cash Equivalents
     (Cost $100,000)                              100,000
                                               ----------
REPURCHASE AGREEMENTS (17.9%)
   JP Morgan Chase
     1.765% dated 05/31/02, matures
     06/03/02, repurchase price
     $74,399,377 (collateralized by
     U.S. Government obligation:
     total market value
     $75,878,081) (B)               $74,390        74,390

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
   Lehman Brothers
     1.745% dated 05/31/02,  matures
     06/03/02,  repurchase  price
     $39,338,127 (collateralized by
     FNMA obligations:
     total market value
     $40,116,672) (B)               $39,332    $   39,332
   Merrill Lynch
     1.765% dated 05/31/02, matures
     06/03/02, repurchase price
     $19,163,284 (collateralized by
     U.S. Government obligations:
     total market value
     $19,545,765) (B)                19,161        19,161
   Paribas
     1.775% dated 05/31/02, matures
     06/03/02, repurchase price
     $18,764,225 (collateralized by
     U.S. Government obligations:
     total market value
     $19,137,277) (B)                18,761        18,761
   UBS Warburg
     1.785% dated 05/31/02, matures
     06/03/02, repurchase price
     $64,443,504 (collateralized by
     U.S. Government obligations:
     total market value
     $65,725,950) (B)                64,433        64,433
                                               ----------
Total Repurchase Agreements
     (Cost $216,077)                              216,077
                                               ----------
Total Investments (104.9%)
   (Cost $1,266,340)                           $1,266,340
                                               ----------

--------------------------------------------------------------------------------

                                                VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (-4.9%)
   Investment Advisory Fee Payable              $    (557)
   Administration Fee Payable                         (68)
   Custodian Fee Payable                               (5)
   Distribution Fee Payable                           (24)
   Other Assets and Liabilities                   (57,923)
                                               ----------
Total Other Assets and Liabilities, Net:          (58,577)
                                               ----------
NET ASSETS:
Portfolio Shares of Trust Class
   (unlimited authorization -- no par
   value) based on 997,770,039
   outstanding shares of beneficial interest      997,747
Portfolio Shares of Investor Class
   (unlimited authorization -- no par
   value) based on 210,008,484
   outstanding shares of beneficial interest      210,031
Accumulated net realized loss
   on investments                                     (15)
                                               ----------
Total Net Assets (100.0%)                      $1,207,763
                                               ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Class              $     1.00
                                               ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Investor Class           $     1.00
                                               ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 33.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2002


U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
                                 SHARES/FACE
                                 AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (15.7%)
   U.S. Treasury Notes
     5.625%, 11/30/02              $ 95,000    $   96,546
     5.500%, 02/28/03                10,000        10,230
     4.625%, 02/28/03                10,000        10,170
     4.250%, 03/31/03                20,000        20,311
                                               ----------
Total U.S. Treasury Obligations
     (Cost $137,257)                              137,257
                                               ----------
CASH EQUIVALENTS (9.2%)
   AIM Institutional Treasury
     Fund                         40,000,000       40,000
   Dreyfus Treasury Prime
     Cash Management              40,000,000       40,000
                                               ----------
Total Cash Equivalents
     (Cost $80,000)                                80,000
                                               ----------
REPURCHASE AGREEMENTS (71.8%)
   Bear Stearns
     1.715% dated 05/31/02, matures
     06/03/02, repurchase price
     $40,037,497 (collateralized by
     U.S. Treasury obligations:
     total market value
     $41,275,273) (B)              $ 40,032        40,032
   Deutsche Bank
     1.735% dated 05/31/02, matures
     06/03/02, repurchase price
     $41,794,207 (collateralized by
     U.S. Treasury obligation:
     total market value
     $42,624,283) (B)                41,788        41,788
   Dresdner
     1.705% dated 05/31/02, matures
     06/03/02, repurchase price
     $203,426,352 (collateralized by
     U.S. Treasury obligations:
     total market value
     $208,494,101) (B)              203,397       203,397

--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
   JP Morgan Chase
     1.725% dated 05/31/02, matures
     06/03/02, repurchase price
     $182,471,724 (collateralized by
     U.S. Treasury Bonds:
     total market value
     $186,097,373) (B)             $182,446    $  182,446
   Lehman Brothers
     1.715% dated 05/31/02, matures
     06/03/02, repurchase price
     $41,077,597 (collateralized by
     U.S. Treasury obligation:
     total market value
     $41,894,173) (B)                41,072        41,072
   Paribas
     1.725% dated 05/31/02, matures
     06/03/02, repurchase price
     $42,320,773 (collateralized by
     U.S. Treasury Bill:
     total market value
     $43,181,594) (B)                42,315        42,315
   Salomon Smith Barney
     1.715% dated 05/31/02, matures
     06/03/02, repurchase price
     $41,686,055 (collateralized by
     U.S. Treasury Note:
     total market value
     $42,537,413) (B)                41,680        41,680
   UBS Warburg
     1.725% dated 05/31/02, matures
     06/03/02, repurchase price
     $33,170,383 (collateralized by
     U.S. Treasury obligations
     and cash: total market value
     $33,789,809) (B)                33,165        33,165
                                               ----------
Total Repurchase Agreements
     (Cost $625,895)                              625,895
                                               ----------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                                VALUE (000)
--------------------------------------------------------------------------------
Total Investments (96.7%)
   (Cost $843,152)                             $  843,152
                                               ----------
OTHER ASSETS AND LIABILITIES, NET (3.3%)
   Investment Advisory Fee Payable                   (418)
   Administration Fee Payable                         (51)
   Custodian Fee Payable                               (4)
   Other Assets and Liabilities                    29,267
                                               ----------
Total Other Assets and Liabilities, Net:           28,794
                                               ----------
NET ASSETS:
Portfolio Shares of Trust Class
   (unlimited authorization -- no par
   value) based on 871,644,023
   outstanding shares of beneficial interest      871,644
Distributions in excess of net
   investment income                                  (18)
Accumulated net realized gain
   on investments   320
                                               ----------
Total Net Assets (100.0%)                      $  871,946
                                               ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Class                   $1.00
                                               ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 33.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2002


VIRGINIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (96.7%)
VIRGINIA (96.7%)
   Albemarle County, Industrial
     Development Authority,
     Eldercare Gardens Project,
     RB (C) (D) (E)
     1.450%, 12/01/05               $ 2,445    $    2,445
   Albemarle County, Industrial
     Development Authority,
     University of Virginia Health
     Services Project,
     RB (C) (D) (E)
     1.400%, 10/01/22                 6,520         6,520
   Alexandria, Industrial
     Development Authority,
     Alexandria County Day School,
     RB (C) (D) (E)
     1.450%, 06/01/25                 4,500         4,500
   Alexandria, Industrial
     Development Authority,
     American Red Cross Project,
     RB (C) (D) (E)
     1.450%, 01/01/09                 3,320         3,320
   Alexandria, Industrial
     Development Authority,
     Association For Supervision &
     Currency Project,
     RB (C) (D) (E)
     1.400%, 07/01/23                 1,595         1,595
   Alexandria, Industrial
     Development Authority,
     Pooled Loan Program,
     Sub-Ser A, RB (C) (D) (E)
     1.450%, 07/01/26                 1,220         1,220
   Alexandria, Redevelopment &
     Housing Authority, Multi-
     Family Housing Project,
     Ser PT 1251, RB (C) (D)
     1.620%, 12/01/29                 3,000         3,000

--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Amelia County, Industrial
     Development Authority,
     Chambers Waste Systems
     Project, RB, AMT (C) (D) (E)
     1.500%, 07/01/07                $  750    $      750
   Arlington County, Ballston Public
     Parking Project,
     RB (C) (D) (E)
     1.450%, 08/01/17                 7,450         7,450
   Arlington County, Industrial
     Development Authority, Multi-
     Family Housing Authority,
     Arna Valley View
     Apartments Project,
     RB, AMT (C) (D) (E)
     1.550%, 08/01/32                 1,350         1,350
   Ashland, Industrial Development
     Authority, Health &
     Community Services Facilities
     Authority, YMCA Greater
     Richmond Project, Ser A, RB
     (C) (D) (E)
     1.400%, 11/01/20                 9,060         9,060
   Ashland, Industrial Development
     Authority, Interflex Group
     Project,
     RB, AMT (C) (D) (E)
     1.550%, 07/01/19                 6,000         6,000
   Chesapeake Bay, Bridge & Tunnel
     Community District Authority,
     General Resolution Project, RB,
     MBIA (C) (D)
     1.500%, 07/01/25                 6,755         6,755
   Chesterfield County, Industrial
     Development Authority, Allied-
     Signal Project,
     RB (C) (D)
     1.800%, 08/01/09                 3,000         3,000

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Clark County, Industrial
     Development Authority,
     Winchester Medical Center
     Project, RB, FSA (C) (D)
     1.550%, 01/01/30               $10,000    $   10,000
   Commonwealth of Virginia,
     Ser 1994, GO (C) (D)
     1.500%, 06/01/21                 5,000         5,000
   Culpeper, Industrial
     Development Authority,
     Residential Care Facility,
     Virginia Baptist Homes,
     RB (C) (D) (E)
     1.400%, 08/01/30                 9,990         9,990
   Fairfax County, Economic
     Development Authority,
     Cable Access Recovery,
     Ser A, RB (C) (D) (E)
     1.500%, 05/01/25                 1,385         1,385
   Fairfax County, Economic
     Development Authority,
     Flint Hill School Project,
     RB (C) (D) (E)
     1.550%, 09/01/21                 4,985         4,985
   Fairfax County, Industrial
     Development Authority,
     Fairfax Hospital Project,
     Ser A, RB (C) (D)
     1.240%, 10/01/25                 6,025         6,025
   Fairfax County, Industrial
     Development Authority,
     Innovations Health Systems,
     RB (C) (D)
     1.240%, 01/01/30                 2,000         2,000
   Fairfax County, Industrial
     Development Authority,
     Inova Services Project,
     Ser A, RB (C) (D)
     1.240%, 01/15/22                 2,000         2,000

--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Fairfax County, Ser 392,
     COP (C) (D)
     1.450%, 04/15/32               $14,475    $   14,475
   Fairfax County, Water
     Authority, Municipal Trade
     Receipts Project, RB (C) (D)
     1.450%, 04/01/30                 7,850         7,850
   Greenville County, Industrial
     Development Authority, Blue
     Ridge School, RB (C) (D) (E)
     1.500%, 06/01/26                 3,000         3,000
   Hampton, Public Improvements,
     Ser PA 876, RB (C) (D)
     1.470%, 01/15/13                 6,500         6,500
   Hampton, Redevelopment &
     Housing Authority, Multi-
     Family Housing, Avalon At
     Hampton Inn Project,
     Ser A, RB (C) (D) (E)
     1.400%, 06/15/26                 2,750         2,750
   Hampton, Redevelopment &
     Housing Authority, Multi-
     Family Housing, Avalon
     Pointe Project, RB, AMT,
     FNMA (C) (D)
     1.400%, 06/15/26                 2,700         2,700
   Hanover County, Industrial
     Development Authority,
     Covenant Woods Project,
     RB (C) (D) (E)
     1.500%, 07/01/29                15,680        15,680
   Henrico County, Industrial
     Development Authority,
     Health Facilities, Hermitage
     Project, RB (C) (D) (E)
     1.450%, 08/01/23                 5,900         5,900

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

STI CLASSIC FUNDS  MAY 31, 2002


VIRGINIA TAX-FREE MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Louisa County, Industrial
     Development Authority,
     Pooled Financing Project,
     RB (C) (D) (E)
     1.450%, 01/01/20               $ 2,305    $    2,305
   Lynchburg, Industrial
     Development Authority,
     Aerofin Project,
     RB, AMT (C) (D) (E)
     1.600%, 03/01/29                 2,075         2,075
   Lynchburg, Industrial
     Development Authority,
     Educational Facilities,
     Randolph Macon Project,
     RB (C) (D) (E)
     1.400%, 09/01/23                 8,000         8,000
   Newport News,
     Redevelopment & Housing
     Authority, Ser PT 1374,
     RB (C) (D)
     1.470%, 07/01/25                 4,470         4,470
   Norfolk, GO, FGIC
     5.000%, 07/01/02                 1,040         1,042
   Norfolk, Industrial
     Development Authority,
     Children's Hospital Facilities
     Project, RB (C) (D) (E)
     1.450%, 06/01/20                15,300        15,300
   Norfolk, Redevelopment &
     Housing Authority, East
     Ocean View Property Project,
     RB (C) (D) (E)
     1.500%, 09/01/09                 6,345         6,345
   Norfolk, Ser 944601, GO (C) (D)
     1.500%, 06/01/05                10,000        10,000

--------------------------------------------------------------------------------
                                  FACE  AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Peninsula, Ports Authority,
     Dominion Term Project,
     Ser C, RB (C) (D) (E)
     1.600%, 07/01/16               $11,805    $   11,805
   Portsmouth, Industrial
     Development Authority,
     Fairwood Homes Project,
     Ser A, RB (C) (D) (E)
     1.400%, 11/01/27                 2,805         2,805
   Prince Edward County,
     Industrial Development
     Authority, Eldercare of
     Virginia Project,
     RB (C) (D) (E)
     1.450%, 08/01/05                 2,050         2,050
   Prince George County,
     Industrial Development
     Authority, Metropolitan Span
     Project, RB, AMT (C) (D) (E)
     1.700%, 09/01/19                 3,900         3,900
   Richmond, Public Utilities
     Authority, Ser A, RB (C) (D)
     1.500%, 06/30/03                10,000        10,000
   Richmond, Redevelopment &
     Multi-Family Housing
     Authority, Belmont
     Apartments Project,
     RB (C) (D) (E)
     1.400%, 04/01/07                 1,920         1,920
   Richmond, Redevelopment &
     Multi-Family Housing
     Authority, Ser PT-1022,
     RB (C) (D)
     1.580%, 11/01/29                 5,908         5,908
30

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Roanoke, Industrial
     Development Authority,
     Hollins University Project,
     RB (C) (D) (E)
     1.400%, 05/01/15               $ 5,500    $    5,500
   Roanoke, Redevelopment &
     Multi-Family Housing
     Authority, Stepping Stone
     Apartments Project,
     RB, AMT (C) (D)
     1.650%, 04/01/40                 2,000         2,000
   Rockingham County, Industrial
     Development Authority,
     Sunnyside Presbyterian
     Project, RB (C) (D) (E)
     1.450%, 12/31/26                 7,000         7,000
   Stafford County, GO
     3.000%, 01/01/03                   765           768
   Staunton, Industrial
     Development Authority,
     Diebold-Staunton Project,
     RB (C) (D) (E)
     1.500%, 04/01/17                   530           530
   Suffolk, Industrial Development
     Authority, Lake Prince Center
     Project, RB (C) (D) (E)
     1.550%, 10/01/05                 6,000         6,000
   Virginia Beach, Development &
     Multi-Family Housing
     Authority, Ser PT 1213,
     RB (C) (D)
     1.670%, 10/15/41                 1,000         1,000
   Virginia Beach, Development
     Authority, Westminster-
     Canterbury Project, Ser B,
     RB (C) (D) (E)
     1.400%, 11/01/06                 1,200         1,200

--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Virginia Beach, Industrial
     Development Authority,
     Ocean Ranch Project,
     RB (C) (D) (E)
     1.500%, 07/01/17               $ 1,835    $    1,835
   Virginia Beach, Public
     Improvement, GO
     3.000%, 06/01/02                 2,425         2,425
   Virginia State, Commonwealth
     Transportation Board
     Authority, Ser SG 134,
     RB (C) (D)
     1.470%, 05/15/22                 2,600         2,600
   Virginia State, GO
     5.000%, 06/01/02                   500           500
   Virginia State, Housing
     Development Authority,
     Commonwealth Merlots
     Project, Ser CC,
     RB (C) (D) (E)
     1.550%, 07/01/28                   175           175
   Virginia State, Housing
     Development Authority,
     Ser PA 818R, RB (C) (D)
     1.500%, 07/01/18                 2,900         2,900
   Virginia State, Port Authority,
     Ser SG 111, RB (C) (D)
     1.550%, 07/01/24                14,705        14,705
   Virginia State, Public Building
     Authority, Ser 131,
     RB, MBIA (C) (D)
     1.480%, 08/01/19                 1,485         1,485
   Virginia State, Public Building
     Authority, Ser II-R-84,
     RB (C) (D)
     1.500%, 08/01/03                 2,750         2,750

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2002


VIRGINIA TAX-FREE MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                     (000)      VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Virginia State, Public School
     Authority, Improvements
     Project, Ser 11, RB (C) (D)
     1.500%, 08/01/16               $11,000    $   11,000
   Virginia State, Public School
     Authority, Ser 431, RB (C) (D)
     1.440%, 08/01/06                 2,000         2,000
   Virginia State, Resource
     Authority, Clean Water,
     Ser PA 790, RB (C) (D)
     1.470%, 10/01/16                 4,300         4,300
   Virginia State, Small Business
     Financing Authority, Clark
     County Industrial
     Development Project,
     RB, AMT (C) (D) (E)
     1.650%, 07/01/25                 1,865         1,865
   Virginia State, Transportation
     Board Authority, Eagle Trust,
     Ser 994601, RB (C) (D)
     1.500%, 05/15/19                10,560        10,560
   Williamsburg, Industrial
     Development Authority,
     Colonial Williamsburg
     Museum Foundation Project,
     RB (C) (D) (E)
     2.000%, 12/01/18                   600           600
                                               ----------
Total Municipal Bonds
     (Cost $328,828)                              328,828
                                               ----------

--------------------------------------------------------------------------------

                                    SHARES      VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT (3.1%)
   Federated Virginia Municipal
     Cash Trust                  10,454,025    $   10,454
                                               ----------
Total Cash Equivalent
     (Cost $10,454)                                10,454
                                               ----------
Total Investments (99.8%)
   (Cost $339,282)                                339,282
                                               ----------
OTHER ASSETS AND LIABILITIES, NET (0.2%)
   Investment Advisory Fee Payable                   (109)
   Administration Fee Payable                         (19)
   Custodian Fee Payable                               (1)
   Distribution Fee Payable                           (14)
   Other Assets and Liabilities                       683
                                               ----------
Total Other Assets and Liabilities, Net:              540
                                               ----------
NET ASSETS:
Portfolio Shares of Trust Class
   (unlimited authorization -- no par
   value) based on 240,699,652
   outstanding shares of beneficial interest      240,693
Portfolio Shares of Investor Class
   (unlimited authorization -- no par
   value) based on 99,120,383
   outstanding shares of beneficial interest       99,127
Accumulated net realized gain
   on investments                                       2
                                               ----------
Total Net Assets (100.0%)                      $  339,822
                                               ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Class              $     1.00
                                               ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Investor Class           $     1.00
                                               ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 33.

--------------------------------------------------------------------------------



                          KEY TO ABBREVIATIONS USED IN
                          THE STATEMENTS OF NET ASSETS

AMBAC     Security insured by the American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
Cl        Class
COP       Certificate of Participation
FFCB      Federal Farm Credit Bank
FGIC      Security insured by the Financial Guaranty Insurance Company
FHLB      Federal Home Loan Bank
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
FSA       Security insured by Financial Securities Assurance
GO        General Obligation
MBIA      Security insured by the Municipal Bond Insurance Association
MTN       Medium Term Note
RB        Revenue Bond
Ser       Series
SLMA      Student Loan Marketing Association
(A)       Private Placement Security
(B)       Tri-Party Repurchase Agreement
(C) Adjustable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on May 31, 2002.
(D) Optional tender and interest rate reset features give these securities a shorter effective maturity date.
(E) Securities are held in connection with a letter of credit issued by a major bank.
(F)       Zero Coupon Security.
(G)       Rate shown is the discount yield at date of purchase.

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE YEAR ENDED MAY 31, 2002

                                                               TAX-EXEMPT     U.S. GOVERNMENT                         VIRGINIA
                                              PRIME QUALITY       MONEY          SECURITIES      U.S. TREASURY        TAX-FREE
                                               MONEY MARKET       MARKET        MONEY MARKET         MONEY          MONEY MARKET
                                                   FUND           FUND              FUND           MARKET FUND          FUND
                                                ----------     -----------     --------------    -------------      ------------
                                                06/01/01-       06/01/01-        06/01/01-         06/01/01-         06/01/01-
                                                 05/31/02        05/31/02         05/31/02          05/31/02          05/31/02
                                                ----------     -----------     --------------    -------------      ------------
Interest Income ..............................   $166,478         $22,922          $30,090           $21,729           $6,763
                                                 --------         -------          -------           -------           ------
Expenses:
   Investment Advisory Fees ..................     37,714           6,510            6,912             5,537            1,399
   Administrator Fees ........................      3,999             816              733               587              241
   Transfer Agent Fees -- Trust Shares .......         25              16               16                16               16
   Transfer Agent Fees -- Investor Shares ....         30              14               16                --               12
   Transfer Agent Fees -- Flex Shares ........         17              --               --                --               --
   Transfer Agent Out of Pocket Expenses
        and Shareholder Servicing Fees .......        325              67               60                40               19
   Printing Expenses .........................        239              46               46                34               15
   Custody Fees ..............................        132              27               24                19                8
   Professional Fees .........................        225              45               43                34               13
   Trustee Fees ..............................         53              11               10                 8                3
   Registration Fees .........................        174              87               93                25               11
   Distribution Fees -- Investor Shares ......      3,842             336              364                --              399
   Distribution Fees -- Flex Shares ..........         63              --               --                --               --
   Other Fees ................................        136              25                8                --                5
                                                 --------         -------          -------           -------           ------
   Total Expenses ............................     46,974           8,000            8,325             6,300            2,141
                                                 --------         -------          -------           -------           ------
   Less: Investment Advisory
         Fees Waived .........................     (6,382)         (1,172)            (957)             (766)              --
         Distribution Fees Waived --
         Investor Shares .....................       (435)            (72)             (72)               --             (232)
        Distribution Fees Waived --
         Flex Shares .........................         (4)             --               --                --               --
                                                 --------         -------          -------           -------           ------
   Net Expenses ..............................     40,153           6,756            7,296             5,534            1,909
                                                 --------         -------          -------           -------           ------
Net Investment Income ........................    126,325          16,166           22,794            16,195            4,854
                                                 --------         -------          -------           -------           ------
Net Realized Gain on
   Securities Sold ...........................        312             500               --               320               82
                                                 --------         -------          -------           -------           ------
Net Increase in Net Assets
   from Operations ...........................   $126,637         $16,666          $22,794           $16,515           $4,936
                                                 ========         =======          =======           =======           ======

Amounts designated as "--" are either $0 or round to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE YEARS ENDED MAY 31,

                                                                                                          U.S. GOVERNMENT
                                                   PRIME QUALITY                   TAX-EXEMPT                SECURITIES
                                                 MONEY MARKET FUND              MONEY MARKET FUND         MONEY MARKET FUND
                                              ------------------------       -----------------------   ------------------------

                                               06/01/01-     06/01/00-       06/01/01-     06/01/00-     06/01/01-    06/01/00-
                                                05/31/02      05/31/01        05/31/02      05/31/01      05/31/02     05/31/01
                                               ---------     ---------       ---------     ---------     ---------    ---------
Operations:
  Net Investment Income ....................  $   126,325  $   286,100     $    16,166   $    35,406    $   22,794   $   38,210
  Net Realized Gain on Investments..........          312          775             500            42            --           12
                                              -----------  -----------     -----------   -----------    ----------   ----------
  Increase in Net Assets
    from Operations ........................      126,637      286,875          16,666        35,448        22,794       38,222
                                              -----------  -----------     -----------   -----------    ----------   ----------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ...........................      (86,465)    (193,862)        (13,358)      (29,616)      (18,481)     (33,127)
    Investor Shares ........................      (40,213)     (92,112)         (2,808)       (5,784)       (4,313)      (5,383)
    Flex Shares.............................          (87)        (147)             --            --            --           --
                                              -----------  -----------     -----------   -----------    ----------   ----------
  Capital Gains:
    Trust Shares............................           --           --            (309)           --            --           --
    Investor Shares.........................           --           --             (78)           --            --           --
                                              -----------  -----------     -----------   -----------    ----------   ----------
  Total  Distributions .....................     (126,765)    (286,121)        (16,553)      (35,400)      (22,794)     (38,510)
                                              -----------  -----------     -----------   -----------    ----------   ----------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ............    4,333,496    5,592,971       1,120,651     1,434,739     1,102,305    1,008,862
    Reinvestment of Cash Distributions .....        6,234       11,579              --            --         2,771        6,639
    Cost of Shares Redeemed ................   (4,160,892)  (5,187,969)     (1,293,278)   (1,110,272)     (912,571)    (678,561)
                                              -----------  -----------     -----------   -----------    ----------   ----------
  Increase (Decrease) in Net Assets From
    Trust Share Transactions ...............      178,838      416,581        (172,627)      324,467       192,505      336,940
                                              -----------  -----------     -----------   -----------    ----------   ----------
Investor Shares:
    Proceeds from Shares Issued ............    1,188,331    1,478,536         184,704       317,900       598,096      327,362
    Reinvestment of Cash Distributions .....       40,129       91,917           2,883         5,768         4,249        5,304
    Cost of Shares Redeemed ................   (1,268,613)    (955,990)       (226,454)     (192,285)     (550,459)    (253,825)
                                              -----------  -----------     -----------   -----------    ----------   ----------
  Increase (Decrease) in Net Assets From
        Investor Share Transactions ........      (40,153)     614,463         (38,867)      131,383        51,886       78,841
                                              -----------  -----------     -----------   -----------    ----------   ----------
Flex Shares:
    Proceeds from Shares Issued ............       17,534       14,830              --            --            --           --
    Reinvestment of Cash Distributions .....           80          127              --            --            --           --
    Cost of Shares Redeemed ................       (9,364)     (14,351)             --            --            --           --
                                              -----------  -----------     -----------   -----------    ----------   ----------
  Increase in Net Assets From
    Flex Share Transactions ................        8,250          606              --            --            --           --
                                              -----------  -----------     -----------   -----------    ----------   ----------
  Increase (Decrease) in Net Assets
    From Share Transactions ................      146,935    1,031,650        (211,494)      455,850       244,391      415,781
                                              -----------  -----------     -----------   -----------    ----------   ----------
    Total Increase (Decrease) in
        Net Assets..........................      146,807    1,032,404        (211,381)      455,898       244,391      415,493
                                              -----------  -----------     -----------   -----------    ----------   ----------
Net Assets:
  Beginning of Period ......................    5,659,731    4,627,327       1,337,256       881,358       963,372      547,879
                                              -----------  -----------     -----------   -----------    ----------   ----------
  End of Period ............................   $5,806,538   $5,659,731      $1,125,875   $ 1,337,256    $1,207,763   $  963,372
                                              ===========  ===========     ===========   ===========    ==========   ==========

                                                    U.S. TREASURY               VIRGINIA TAX-FREE
                                                  MONEY MARKET FUND             MONEY MARKET FUND
                                              -------------------------      -----------------------

                                                06/01/01-    06/01/00-       06/01/01-     06/01/00-
                                                 05/31/02     05/31/01        05/31/02      05/31/01
                                                ---------    ---------       ---------     ---------
Operations:
  Net Investment Income ....................  $    16,195   $   40,758       $   4,854     $   9,400
  Net Realized Gain on Investments..........          320            1              82            --
                                              -----------   ----------       ---------     ---------
  Increase in Net Assets
    from Operations ........................       16,515       40,759           4,936         9,400
                                              -----------   ----------       ---------     ---------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ...........................      (16,214)     (40,755)         (3,635)       (7,214)
    Investor Shares ........................           --           --          (1,219)       (2,175)
    Flex Shares.............................           --           --              --            --
                                              -----------   ----------       ---------     ---------
  Capital Gains:
    Trust Shares............................           --           --             (36)           --
    Investor Shares.........................           --           --             (17)           --
                                              -----------   ----------       ---------     ---------
  Total  Distributions .....................      (16,214)     (40,755)         (4,907)       (9,389)
                                              -----------   ----------       ---------     ---------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ............    1,525,826    1,473,422         415,687       341,429
    Reinvestment of Cash Distributions .....            8           33             133           173
    Cost of Shares Redeemed ................   (1,387,957)  (1,462,968)       (401,345)     (360,665)
                                              -----------   ----------       ---------     ---------
  Increase (Decrease) in Net Assets From
    Trust Share Transactions ...............      137,877       10,487          14,475       (19,063)
                                              -----------   ----------       ---------     ---------
Investor Shares:
    Proceeds from Shares Issued ............           --           --         136,756       136,491
    Reinvestment of Cash Distributions .....           --           --           1,236         2,175
    Cost of Shares Redeemed ................           --           --        (131,866)     (108,543)
                                              -----------   ----------       ---------     ---------
  Increase (Decrease) in Net Assets From
        Investor Share Transactions ........           --           --           6,126        30,123
                                              -----------   ----------       ---------     ---------
Flex Shares:
    Proceeds from Shares Issued ............           --           --              --            --
    Reinvestment of Cash Distributions .....           --           --              --            --
    Cost of Shares Redeemed ................           --           --              --            --
                                              -----------   ----------       ---------     ---------
  Increase in Net Assets From
    Flex Share Transactions ................           --           --              --            --
                                              -----------   ----------       ---------     ---------
  Increase (Decrease) in Net Assets
    From Share Transactions ................      137,877       10,487          20,601        11,060
                                              -----------   ----------       ---------     ---------
    Total Increase (Decrease) in
        Net Assets..........................      138,178       10,491          20,630        11,071
                                              -----------   ----------       ---------     ---------
Net Assets:
  Beginning of Period ......................      733,768      723,277         319,192       308,121
                                              -----------   ----------       ---------     ---------
  End of Period ............................  $   871,946   $  733,768       $ 339,822     $ 319,192
                                              ===========   ==========       =========     =========

  (1) For Capital Share Transactions see footnote 7 in the notes to financial statements. Amounts designated as "--" are either $0 or round to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIODS ENDED MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                           NET                                         NET ASSET
                               NET ASSET VALUE          INVESTMENT          DISTRIBUTIONS FROM         VALUE END
                             BEGINNING OF PERIOD          INCOME           NET INVESTMENT INCOME       OF PERIOD
                             -------------------        ----------         ---------------------      -----------
PRIME QUALITY MONEY MARKET FUND
Trust Shares
           2002                     $1.00                 $0.02                   $(0.02)                $1.00
           2001                      1.00                  0.06                    (0.06)                 1.00
           2000                      1.00                  0.05                    (0.05)                 1.00
           1999                      1.00                  0.05                    (0.05)                 1.00
           1998                      1.00                  0.05                    (0.05)                 1.00
Investor Shares
           2002                     $1.00                 $0.02                   $(0.02)                $1.00
           2001                      1.00                  0.05                    (0.05)                 1.00
           2000                      1.00                  0.05                    (0.05)                 1.00
           1999                      1.00                  0.05                    (0.05)                 1.00
           1998                      1.00                  0.05                    (0.05)                 1.00
Flex Shares
           2002                     $1.00                 $0.01                   $(0.01)                $1.00
           2001                      1.00                  0.05                    (0.05)                 1.00
           2000 (A)                  1.00                  0.03                    (0.03)                 1.00
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
           2002                     $1.00                 $0.01                   $(0.01)                $1.00
           2001                      1.00                  0.03                    (0.03)                 1.00
           2000                      1.00                  0.03                    (0.03)                 1.00
           1999                      1.00                  0.03                    (0.03)                 1.00
           1998                      1.00                  0.03                    (0.03)                 1.00
Investor Shares
           2002                     $1.00                 $0.01                   $(0.01)                $1.00
           2001                      1.00                  0.03                    (0.03)                 1.00
           2000                      1.00                  0.03                    (0.03)                 1.00
           1999                      1.00                  0.03                    (0.03)                 1.00
           1998                      1.00                  0.03                    (0.03)                 1.00

 + Returns are for the period indicated and have not been annualized. The performance in the above table does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
 *  Annualized.
(A) Flex shares were offered beginning October 4, 1999.

--------------------------------------------------------------------------------

                                                                                                                   RATIO OF
                                                                                           RATIO OF            NET INVESTMENT
                                                                   RATIO OF               EXPENSES TO             INCOME TO
                        NET ASSETS          RATIO OF            NET INVESTMENT        AVERAGE NET ASSETS      AVERAGE NET ASSETS
           TOTAL          END OF           EXPENSES TO             INCOME TO          (EXCLUDING WAIVERS      (EXCLUDING WAIVERS
          RETURN+      PERIOD (000)    AVERAGE NET ASSETS     AVERAGE NET ASSETS      AND REIMBURSEMENTS)     AND REIMBURSEMENTS)
         --------      ------------    ------------------     ------------------      ------------------      -------------------


           2.29%       $3,907,203             0.63%                 2.22%                    0.74%                   2.11%
           5.75         3,728,371             0.63                  5.57                     0.75                    5.45
           5.20         3,311,229             0.60                  5.06                     0.75                    4.91
           4.83         3,903,232             0.60                  4.69                     0.77                    4.52
           5.22         1,880,229             0.59                  5.10                     0.77                    4.92

           2.11%       $1,887,033             0.81%                 2.09%                    0.94%                   1.96%
           5.57         1,927,309             0.80                  5.36                     0.95                    5.21
           5.02         1,312,653             0.77                  4.94                     0.95                    4.76
           4.66           918,100             0.77                  4.52                     0.97                    4.32
           5.04           411,821             0.76                  4.93                     0.98                    4.71

           1.36%       $   12,302             1.54%                 1.04%                    1.70%                   0.88%
           4.75             4,051             1.53                  4.54                     1.92                    4.15
           2.93             3,445             1.50*                 4.46*                    1.99*                   3.97*


           1.38%       $  907,827             0.55%                 1.39%                    0.65%                   1.29%
           3.47         1,080,362             0.54                  3.40                     0.65                    3.29
           3.19           755,858             0.52                  3.16                     0.66                    3.02
           2.81           641,640             0.52                  2.75                     0.66                    2.61
           3.21           448,023             0.51                  3.14                     0.67                    2.98

           1.26%       $  218,048             0.67%                 1.25%                    0.80%                   1.12%
           3.35           256,894             0.67                  3.22                     0.80                    3.09
           3.07           125,500             0.64                  3.01                     0.82                    2.83
           2.69           128,854             0.64                  2.66                     0.82                    2.48
           3.09           134,538             0.62                  3.04                     0.83                    2.83



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (concluded)

STI CLASSIC FUNDS FOR THE PERIODS ENDED MAY 31, (UNLESS OTHERWISE NOTED) FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                             NET                                             NET ASSET
                             NET ASSET VALUE              INVESTMENT            DISTRIBUTIONS FROM           VALUE END
                           BEGINNING OF PERIOD              INCOME             NET INVESTMENT INCOME         OF PERIOD
                           -------------------            ----------           ---------------------         ---------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
           2002                     $1.00                   $0.02                     $(0.02)                  $1.00
           2001                      1.00                    0.05                      (0.05)                   1.00
           2000                      1.00                    0.05                      (0.05)                   1.00
           1999                      1.00                    0.04                      (0.04)                   1.00
           1998                      1.00                    0.05                      (0.05)                   1.00
Investor Shares
           2002                     $1.00                   $0.02                     $(0.02)                  $1.00
           2001                      1.00                    0.05                      (0.05)                   1.00
           2000                      1.00                    0.05                      (0.05)                   1.00
           1999                      1.00                    0.04                      (0.04)                   1.00
           1998                      1.00                    0.05                      (0.05)                   1.00
U.S. TREASURY MONEY MARKET FUND (A)
Trust Shares
           2002                     $1.00                   $0.02                     $(0.02)                  $1.00
           2001                      1.00                    0.05                      (0.05)                   1.00
           2000                      1.00                    0.05                      (0.05)                   1.00
           1999*                     1.00                    0.02                      (0.02)                   1.00
           For the Year Ended November 30:
           1998                      1.00                    0.05                      (0.05)                   1.00
           1997                      1.00                    0.05                      (0.05)                   1.00
VIRGINIA TAX-FREE MONEY MARKET FUND (B)
Trust Shares
           2002                     $1.00                   $0.01                     $(0.01)                  $1.00
           2001                      1.00                    0.03                      (0.03)                   1.00
           2000                      1.00                    0.03                      (0.03)                   1.00
           1999*                     1.00                    0.01                      (0.01)                   1.00
           For the Year Ended November 30:
           1998                      1.00                    0.03                      (0.03)                   1.00
           1997                      1.00                    0.03                      (0.03)                   1.00
Investor Shares
           2002                     $1.00                   $0.01                     $(0.01)                  $1.00
           2001                      1.00                    0.03                      (0.03)                   1.00
           2000                      1.00                    0.03                      (0.03)                   1.00
           1999*                     1.00                    0.01                      (0.01)                   1.00
           For the Year Ended November 30:
           1998                      1.00                    0.03                      (0.03)                   1.00
           1997                      1.00                    0.03                      (0.03)                   1.00

 + Returns are for the period indicated and have not been annualized. (The performance in the above table does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.)
 * For the period December 1, 1998 to May 31, 1999. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFund U.S. Treasury Money Fund exchanged all of its assets and certain liabilities for shares of the U.S. Treasury Money Market Fund. The CrestFund U.S. Treasury Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
(B) On May 24, 1999, the CrestFund Tax-Free Money Fund exchanged all of its assets and certain liabilities for shares of the Virginia Tax-Free Money Market Fund. The CrestFund Tax-Free Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

                                                                                                                     RATIO OF
                                                                                              RATIO OF            NET INVESTMENT
                                                                       RATIO OF              EXPENSES TO             INCOME TO
                          NET ASSETS           RATIO OF             NET INVESTMENT       AVERAGE NET ASSETS     AVERAGE NET ASSETS
         TOTAL              END OF            EXPENSES TO              INCOME TO         (EXCLUDING WAIVERS     (EXCLUDING WAIVERS
        RETURN+          PERIOD (000)     AVERAGE NET ASSETS      AVERAGE NET ASSETS     AND REIMBURSEMENTS)    AND REIMBURSEMENTS)
        -------          -----------      ------------------      ------------------     -------------------    -------------------


         2.25%           $  997,759                    0.66%                  2.17%                 0.75%                  2.08%
         5.56               805,285                    0.65                   5.29                  0.75                   5.19
         4.86               468,568                    0.63                   4.80                  0.74                   4.69
         4.57               404,459                    0.63                   4.47                  0.76                   4.34
         5.04               377,490                    0.62                   4.92                  0.78                   4.76

         2.11%           $  210,004                    0.80%                  2.02%                 0.92%                  1.90%
         5.41               158,087                    0.79                   5.14                  0.93                   5.00
         4.71                79,311                    0.77                   4.62                  0.93                   4.46
         4.41                61,472                    0.77                   4.32                  0.98                   4.11
         4.90                58,753                    0.76                   4.79                  0.96                   4.59


         1.96%           $  871,946                    0.65%                  1.90%                 0.74%                  1.81%
         5.36               733,768                    0.66                   5.23                  0.76                   5.13
         4.81               723,277                    0.63                   4.71                  0.74                   4.60
         2.08               760,833                    0.68                   4.10                  0.83                   3.95

         4.89               699,923                    0.66                   4.77                  0.81                   4.62
         4.91               632,381                    0.65                   4.82                  0.80                   4.67


         1.44%           $  240,681                    0.50%                  1.45%                 0.50%                  1.45%
         3.51               226,188                    0.50                   3.45                  0.50                   3.45
         3.23               245,243                    0.51                   3.19                  0.51                   3.19
         1.27               270,431                    0.67                   2.51                  0.82                   2.36

         2.97               270,899                    0.66                   2.92                  0.81                   2.77
         3.06               226,837                    0.66                   3.02                  0.81                   2.87

         1.27%           $   99,141                    0.67%                  1.22%                 0.90%                  0.99%
         3.35                93,004                    0.66                   3.28                  0.91                   3.03
         3.07                62,878                    0.67                   3.17                  0.73                   3.11
         1.27                 5,955                    0.67                   2.52                  1.06                   2.13

         2.96                 8,851                    0.67                   2.92                  1.07                   2.52
         3.05                 7,634                    0.68                   3.42                  1.08                   3.02

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2002

1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with forty funds as of May 31, 2002: the Balanced Fund, the Capital Appreciation Fund, the Growth and Income Fund, the Information and Technology Fund (formerly the E-Commerce Opportunity Fund), the International Equity Fund, the International Equity Index Fund, the Life Vision Aggressive Growth Fund, the Life Vision Growth and Income Fund, the Life Vision Moderate Growth Fund, the Mid-Cap Equity Fund, the Mid Cap Value Equity Fund, the Small Cap Growth Stock Fund, the Small Cap Value Equity Fund, the Tax Sensitive Growth Stock Fund, the Value Income Stock Fund, the Vantage Fund, (collectively the "Equity Funds"), the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the High Income Fund, the Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Limited-Term Federal Mortgage Securities Fund, the Maryland Municipal Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Strategic Income Fund, the U.S. Government Securities Fund, the Virginia Intermediate Municipal Bond Fund, the Virginia Municipal Bond Fund, (collectively the "Fixed Income Funds"), the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the U.S. Government Securities Money Market Fund, the U.S. Treasury Money Market Fund, the Virginia Tax-Free Money Market Fund (formerly the Tax-Free Money Market Fund), (collectively the "Retail Money Market Funds" or the "Funds"), the Classic Institutional Short-Term Bond Fund, the Classic Institutional Super Short Income Plus Fund, the Classic Institutional U.S. Government Securities Super Short Income Plus Fund, the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Institutional Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The financial statements presented herein are those of the Retail Money Market Funds. The financial statements of the Equity Funds, the Fixed Income Funds and the Institutional Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the
Trust:

     SECURITY VALUATION -- Investment securities held by the Funds are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the next interest readjustment date, the date that the principal owned can be recovered through demand, or the maturity date of the security and is included in interest income.


     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required. 40

--------------------------------------------------------------------------------


     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to the next interest readjustment date, the date the principal owned can be recovered through demand, or the maturity date of the security and are included in interest income.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

     OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distributor and transfer agent fees, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income of each of the Funds are declared on each business day and paid to shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

     IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Funds implemented the provisions of the AICPAAudit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on June 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator"), and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase

--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2002

agreements for the Trust. For the year ended May 31, 2002, the following Funds paid the Distributor through a reduction in the yield earned by the Funds on those repurchase agreements:

                                                  FEES
                                                --------
Prime Quality Money Market Fund ............... $ 65,060
U.S. Government Securities Money Market Fund ..   49,997
U.S. Treasury Money Market Fund ...............  255,796

The Trust has also entered into an agreement with SunTrust Robinson Humphrey, a division of SunTrust Capital Markets, Inc. which is a direct non-bank subsidiary of SunTrust Banks, Inc. to act as an agent in placing repurchase agreements for the Trust. For the year ended May 31, 2002, SunTrust Robinson Humphrey received fees for the following funds:

                                                  FEES
                                                --------
Prime Quality Money Market Fund ............... $ 11,177
U.S. Government Securities Money Market Fund ..   81,529
U.S. Treasury Money Market Fund ...............   43,129

The Trust and the Distributor are parties to a Distribution Agreement dated November 21, 1995. The Distributor will receive no fees for its distribution services under this agreement for the Trust Shares of any fund. With respect to the Investor and Flex Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of Flex Shares) a Distribution and Service Plan, as outlined in the table in footnote 5 under the column titled "Distribution Fee".

4. Administration and Transfer Agency Servicing Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 and March 1, 1999, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

The Trust and SunTrust Securities Inc. ("STS"), a wholly-owned subsidiary of SunTrust Bank, Inc., are parties to an agreement under which STS provides shareholder support and other account-related services. Shareholder service fees (including out of pocket expenses) paid to STS for the year or period ended May 31, 2002 were:

                                                  FEES
                                                --------
Prime Quality Money Market Fund ..............  $144,110
Tax-Exempt Money Market  Fund ................    29,400
U.S. Government Securities
    Money Market Fund ........................    26,411
U.S. Treasury Money Market Fund ..............    21,158
Virginia Tax-Free Money Market Fund ..........     8,685

5. Investment Advisory and Custodian Agreements:

The Trust and Trusco Capital Management, Inc. (the "Investment Adviser") have entered into advisory agreements dated June 15, 1993, December 20, 1993 and last amended as of April 8, 2002.

Under terms of the agreements, the Funds are charged the following annual fees based upon average daily net assets:

                                                   MAXIMUM           MAXIMUM
                                 MAXIMUM           INVESTOR         FLEX SHARE
                                  ANNUAL            SHARE          DISTRIBUTION
                                 ADVISORY        DISTRIBUTION      AND SERVICE
                                   FEE               FEE               FEE
                                ----------        ----------       ------------
Prime Quality Money Market
   Fund .......................    0.65%             0.20%             0.75%
Tax-Exempt Money Market Fund ..    0.55              0.15                --
U.S. Government Securities
   Money  Market Fund .........    0.65              0.17                --
U.S. Treasury Money Market
   Fund .......................    0.65                --                --
Virginia Tax-Free Money Market
   Fund .......................    0.40              0.40                --

--------------------------------------------------------------------------------

The Investment Adviser has voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses. Fee waivers and expense reimburse-ments are voluntary and may be terminated at any time.

SunTrust Bank acts as custodian for the Funds. Fees of the Custodian are paid on the basis of the net assets and transaction fees of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

6. Federal Tax Information:

RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to the classification of short-term capital gains and ordinary income for tax purposes, have been reclassified to/from the following accounts:

                      UNDISTRIBUTED    ACCUMULATED
                      NET INVESTMENT    REALIZED
                      INCOME/(LOSS)    GAIN/(LOSS)
                          (000)           (000)
                      -------------    ----------
Prime Quality Money
   Market Fund            $393           $(393)
U.S. Treasury Money
   Market Fund               1              (1)

The tax character of dividends and distributions paid during the years ended May 31, 2002 and 2001 were as follows (000):

                        ORDINARY INCOME              LONG-TERM CAPITAL GAIN                TOTALS
                      2002            2001            2002            2001           2002            2001
                    --------        --------        --------        --------       --------        --------
Prime Quality
   Money Market
   Fund             $138,542        $289,323           $--            $--          $138,542        $289,323
Tax Exempt
   Money Market
   Fund                   11               1           376             --               387               1
U.S. Government
   Securities Money
   Market Fund        24,662          37,725            --             --            24,662          37,725
U.S. Treasury
   Money Market
   Fund               17,475          41,891            --             --            17,475          41,891
Virginia Tax Free
   Money Market
   Fund                   52               1             1             --                53               1

Amounts designated as "--" are either $0 or have been rounded to $0

As of May 31, 2002, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows (000):

                        UNDISTRIBUTED     UNDISTRIBUTED
                           ORDINARY        LONG-TERM               CAPITAL
                            INCOME        CAPITAL GAIN         LOSS CARRYOVERS
                         ------------     ------------         ---------------
Prime Quality Money
   Market Fund               $245             $ 2                    $--
Tax Exempt Money
   Market Fund                115               5                     --
U.S. Government Securities
   Money Market Fund           --              --                    (15)
U.S. Treasury Money
   Market Fund                302              --                     --
Virginia Tax Free Money
   Market Fund                 --               2                     --

Amounts designated as "--" are either $0 or have been rounded to $0

The capital loss carryover in the U.S. Government Securities Money Market Fund expires in 2009.

NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2002

7. Capital Share Transactions:

                                                                                                  U.S. GOVERNMENT
                                               PRIME QUALITY              TAX-EXEMPT                SECURITIES
                                             MONEY MARKET FUND        MONEY MARKET FUND          MONEY MARKET FUND
                                           ---------------------    ---------------------      ---------------------
                                           06/01/01-   06/01/00-    06/01/01-   06/01/00-      06/01/01-   06/01/00-
                                           05/31/02    05/31/01     05/31/02    05/31/01       05/31/02    05/31/01
                                           ---------   ---------    ---------   ---------      ---------   ---------
Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ............             4,333,496   5,592,919    1,120,651   1,434,739      1,102,305   1,008,862
    Shares Issued in Lieu of
      Cash Distributions                       6,234      11,579           --          --          2,771       6,639
    Shares Redeemed ..........            (4,160,894) (5,187,969)  (1,293,278) (1,110,272)      (912,571)   (678,560)
                                           ---------   ---------    ---------   ---------      ---------   ---------
    Net Trust Share Transactions             178,836     416,529     (172,627)    324,467        192,505     336,941
                                           ---------   ---------    ---------   ---------      ---------   ---------
  Investor Shares:
    Shares Issued ............             1,188,331   1,478,512      184,704     317,900        598,096     327,361
    Shares Issued in Lieu
      of Cash Distributions                   40,129      91,917        2,883       5,768          4,249       5,305
    Shares Redeemed ..........            (1,268,613)   (955,990)    (226,454)   (192,285)      (550,459)   (253,825)
                                           ---------   ---------    ---------   ---------      ---------   ---------
    Net Investor Share Transactions          (40,153)    614,439      (38,867)    131,383         51,886      78,841
                                           ---------   ---------    ---------   ---------      ---------   ---------

  Flex Shares:
    Shares Issued.............                17,534      14,829           --          --             --          --
    Shares Issued in Lieu of Cash
      Distributions....                           80         127           --          --             --          --
    Shares Redeemed...........                (9,364)    (14,351)          --          --             --          --
                                           ---------   ---------    ---------   ---------      ---------   ---------
    Net Flex Share Transactions                8,250         605           --          --             --          --
                                           ---------   ---------    ---------   ---------      ---------   ---------
    Net Change in Capital Shares             146,933   1,031,573     (211,494)    455,850        244,391     415,782
                                           =========   =========    =========   =========      =========   =========



                                               U.S. TREASURY           VIRGINIA TAX-FREE
                                             MONEY MARKET FUND         MONEY MARKET FUND
                                           ---------------------     --------------------
                                           06/01/01-   06/01/00-     06/01/01-  06/01/00-
                                           05/31/02    05/31/01      05/31/02   05/31/01
                                           ---------   ---------     ---------  ---------
Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ............             1,525,826   1,473,337      415,687    341,412
    Shares Issued in Lieu of
      Cash Distributions                           8          33          133        173
    Shares Redeemed ..........            (1,387,957) (1,462,968)    (401,345)  (360,665)
                                           ---------   ---------      -------   --------
    Net Trust Share Transactions             137,877      10,402       14,475    (19,080)
                                           ---------   ---------      -------   --------
  Investor Shares:
    Shares Issued ............                    --          --      136,756    136,485
    Shares Issued in Lieu
      of Cash Distributions                       --          --        1,236      2,175
    Shares Redeemed ..........                    --          --     (131,866)  (108,543)
                                           ---------   ---------      -------   --------
    Net Investor Share Transactions               --          --        6,126     30,117
                                           ---------   ---------      -------   --------

  Flex Shares:
    Shares Issued.............                    --          --           --         --
    Shares Issued in Lieu of Cash
      Distributions....                           --          --           --         --
    Shares Redeemed...........                    --          --           --         --
                                           ---------   ---------      -------   --------
    Net Flex Share Transactions                   --          --           --         --
                                           ---------   ---------      -------   --------
    Net Change in Capital Shares             137,877      10,402       20,601     11,037
                                           =========   =========      =======   ========


8. Concentration of Credit Risk:

The Prime Quality Money Market Fund invests primarily in high quality money market instruments rated in the highest short-term rating category by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Services, Inc. (Moody's) or, if not rated, are determined by the Investment Adviser to be of comparable quality. The Tax-Exempt Money Market and Virginia Tax-Free Money Market Funds invest in high quality, U.S. dollar denominated municipal securities rated in one of the two highest short-term rating categories or, if not rated, are determined by the Investment Adviser to be of comparable quality. The U.S. Government Securities Money Market and U.S. Treasury Money Market Funds invest exclusively in U.S. Treasury obligations, U.S. Government subsidiary corporation securities which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities and U.S. Government subsidiary corporation securities.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

 STI CLASSIC FUNDS  MAY 31, 2002

To the Shareholders and Board of Trustees of STI Classic Funds:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund and Virginia Tax-Free Money Market Fund (five of the portfolios constituting STI Classic Funds, hereafter referred to as the "Funds") at May 31, 2002, the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statements of changes in net assets for the year ended May 31, 2001 and the financial highlights for each of the periods ended May 31, 2001 and November 30, 1998 of the Funds were audited by other independent accountants whose reports dated July 18, 2001 and January 15, 1999, expressed unqualified opinions on those financial statements.



PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
July 15, 2002

TRUSTEES FOR STI CLASSIC TRUST
--------------------------------------------------------------------------------
                                                                       UNAUDITED


Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Board Members." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Members." Messrs. Courts and Ridley are Trustees who may be deemed to be "interested" persons of the Trust.

------------------------------------------------------------------------------------------------------------------------------------
                                   TERM OF                                           NUMBER OF
                                   OFFICE                                           PORTFOLIOS
                                     AND               PRINCIPAL                  IN STI CLASSIC
                    POSITION(S)   LENGTH OF          OCCUPATION(S)                    COMPLEX       OTHER DIRECTORSHIPS
     NAME            HELD WITH      TIME              DURING PAST                   OVERSEEN BY           HELD BY
   AND AGE 1         THE TRUST     SERVED 2             5 YEARS                    BOARD MEMBER 3      BOARD MEMBER 4
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS
-------------
Thomas Gallagher, 54   Trustee    May 2000      President, Genuine Parts Company        48       Director, National Service
                                                Wholesale Distribution, 1970 to the              Industries; Director, Oxford
                                                present.                                         Industries. Current Trustee
                                                                                                 of STI Classic Variable Trust.
------------------------------------------------------------------------------------------------------------------------------------

F. Wendell Gooch, 69   Trustee    May 1992      Retired; President, Orange County       48       Current Trustee on the
                                                Publishing Co., Inc., 1981 to 1997,              Board of Trustees for the
                                                publisher of the Paoli News and the              SEI Family of Funds, The
                                                Paoli Republican and Editor of the               Capitol Mutual Funds and
                                                Paoli Republican, 1981 to 1997,                  STI Classic Variable Trust.
                                                President, H & W Distribution, Inc.,
                                                1984 to 1997.
------------------------------------------------------------------------------------------------------------------------------------

James O. Robbins, 59   Trustee    May 2000      President and Chief Executive           48       Director, NCR; Director,
                                                Officer, Cox Communications, Inc.,               Cox Communications,
                                                1983 to the present.                             Current Trustee of STI Classic
                                                                                                 Variable Trust.
------------------------------------------------------------------------------------------------------------------------------------

Jonathan T. Walton, 72 Trustee  February 1998   Retired.                                48       Trustee, W.K. Kellogg Trust.
                                                                                                 Current Trustee of STI Classic
                                                                                                 Variable Trust.
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED
BOARD MEMBERS 5
---------------
Richard W. Courts, II, Trustee  November 2001   Chairman of the Board, Atlantic         48       Current Trustee of STI Classic
66                                              Investment Company, 1970 to the                  Variable Trust.
                                                present.
------------------------------------------------------------------------------------------------------------------------------------

Clarence H. Ridley, 60 Trustee  November 2001   Chairman of the Board; Haverty          48       Current Trustee of STI Classic
                                                Furniture Companies, 2001 to the                 Variable Trust.
                                                present; Partner, King and Spaulding
                                                LLP (law firm), 1971 to 2000.
------------------------------------------------------------------------------------------------------------------------------------

1 Each trustee may be contacted by writing to c/o STI Classic Funds, SEI
  Investments Company, Oaks, PA 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 The "STI Classic Complex" consists of all registered investment companies for which Trusco Capital Management, Inc. serves as investment adviser. As of May 31, 2002, the STI Classic Complex consisted of 48 Funds.
4 Directorships of companies required to report to the U.S. Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act. 5 Mr. Courts is deemed an interested trustee because of his directorships with affiliates of the Adviser. Mr. Ridley is deemed an interested trustee because of his material business relationships with the parent to the Adviser.


NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2002                                        UNAUDITED



For shareholders that do not have a May 31, 2002 tax year end, this notice is for informational purposes only. For shareholders with a May 31, 2002 tax year end, please consult your tax adviser as to the pertinence of this notice. For the fiscal year ended May 31, 2002, each portfolio is designating the following items with regard to distributions paid during the year:


                                  LONG TERM
                                  (20% RATE)      QUALIFIED       ORDINARY
                                 CAPITAL GAIN    5-YEAR GAIN       INCOME       TAX-EXEMPT      TOTAL         QUALIFYING
            FUND                 DISTRIBUTIONS   DISTRIBUTION   DISTRIBUTIONS    INTEREST    DISTRIBUTIONS   DIVIDENDS (1)
--------------------------       -------------   ------------   -------------   ----------   -------------   -------------
Prime Quality
      Money Market Fund              0.00%          0.00%          100.00%         0.00%        100.00%          0.00%
Tax-Exempt Money
     Market Fund                     2.02%          0.00%            0.06%        97.92%        100.00%          0.00%
U.S. Government Securities
   Money Market Fund                 0.00%          0.00%          100.00%         0.00%        100.00%          0.00%
U.S. Treasury Money
     Market Fund                     0.00%          0.00%          100.00%         0.00%        100.00%          0.00%
Virginia Tax Free Money
     Market Fund                     0.02%          0.00%            0.97%        99.01%        100.00%          0.00%

-----------------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions."

NOTES
--------------------------------------------------------------------------------

                                  [BLANK PAGE]

                               INVESTMENT ADVISER
                         Trusco Capital Management, Inc.

               STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by an affiliate of SunTrust Banks, Inc.


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.

               This information must be preceded or accompanied by
                  a current prospectus for each Fund described.

                                                                 STI-AR-003-0200